SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Alabama — 5.8%
Alabama State, Highway Authority, RB, AG
5.000%, 09/01/2045	$1,210	$1,308
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,005
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,660
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	2,500	2,598
5.000%, 12/01/2034	1,420	1,499
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	313
5.000%, 12/01/2034	530	569
5.000%, 10/01/2035	1,500	1,523
5.000%, 10/01/2055 (A)	2,600	2,743
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,049
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,128
5.000%, 12/01/2055 (A)	5,000	5,323
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,623
Black Belt, Energy Gas District, Ser E, RB
5.000%, 07/01/2033	855	901
Black Belt, Energy Gas District, Ser F, RB
5.000%, 12/01/2035	385	409
Black Belt, Energy Gas District, Ser G, RB
5.000%, 10/01/2035	1,825	1,928
Black Belt, Energy Gas District, Ser I, RB
5.000%, 10/01/2033	775	831
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,185
5.250%, 10/01/2041	1,000	1,090
5.250%, 10/01/2043	1,500	1,619
5.000%, 10/01/2032	2,500	2,763
5.000%, 10/01/2038	5,345	5,798
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,300	4,441
5.000%, 09/01/2031	640	673
5.000%, 09/01/2046	235	244
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 11/01/2053 (A)	500	539
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (A)	1,550	1,608
5.000%, 09/01/2033	7,500	7,642
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,740
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Energy Authority, Cooperative District, Ser C, RB
5.000%, 05/01/2055 (A)	$1,500	$1,603
Southeast Alabama, Energy Authority, Project No. 3, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,230
Southeast Alabama, Energy Authority, RB
5.000%, 09/01/2035	3,640	3,951
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	12,250	13,118
Southeast Alabama, Energy Authority, Ser H, RB
5.000%, 11/01/2035	500	532
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,118
		90,304

Alaska — 0.1%
CIVICVentures, RB
5.000%, 09/01/2036	1,550	1,699
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	625
		2,324

Arizona — 2.4%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,134
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,560	1,590
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,635
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2031	2,750	2,995
5.000%, 11/01/2040	350	377
5.000%, 11/01/2041	925	990
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	–
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	613
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,713	2,707

SEI Tax Exempt Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Transportation Board, State Highway Revenue, RB
5.000%, 07/01/2046	$1,500	$1,619
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,905
Maricopa County, Industrial Development Authority, Banner Health, RB
5.000%, 01/01/2038	400	447
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	266
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	358
5.000%, 07/01/2032	115	117
5.000%, 07/01/2033	355	361
Phoenix, Industrial Development Authority, RB
5.250%, 12/01/2045	1,000	1,017
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,646
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	357
4.000%, 12/01/2028	365	369
4.000%, 12/01/2029	385	390
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	1,026
5.500%, 10/01/2027 (B)	475	463
Tempe, Industrial Development Authority, RB
3.500%, 12/01/2030	590	587
		36,969

California — 6.2%
Bay Area, Toll Authority, RB
1.870%, 04/01/2056 (A)	1,115	1,111
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,204
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB, AG
5.250%, 07/01/2041	3,500	3,926
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	$1,470	$1,589
5.000%, 12/01/2035	1,000	1,096
5.000%, 02/01/2055 (A)	2,390	2,587
5.000%, 10/01/2055 (A)	5,000	5,092
5.000%, 12/01/2055 (A)	2,850	2,975
5.000%, 01/01/2056 (A)	2,760	2,990
5.000%, 10/01/2056 (A)	2,000	2,162
California State, Community Choice Financing Authority, Clean Energy Project, Ser A, RB
5.000%, 01/01/2056 (A)	535	551
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,629
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	3,500	3,655
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,312
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	376
California State, GO
5.000%, 08/01/2026	2,000	2,008
5.000%, 09/01/2028	3,000	3,019
5.000%, 09/01/2029	1,500	1,509
5.000%, 09/01/2030	3,395	3,416
5.000%, 11/01/2042	1,500	1,635
3.000%, 12/01/2046	1,000	811
California State, Health Facilities Financing Authority, Adventis Health System/West, Ser S, RB
5.000%, 12/01/2032	665	728
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,755	2,734
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, Ser B, AMT, RB
12.000%, 01/01/2065 (A)(B)	1,905	1,067
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	446
5.000%, 11/01/2042	760	815

2	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	$1,055	$1,045
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,212
California State, Municipal Finance Authority, Ser 1, RB
4.050%, 07/20/2041	2,460	2,428
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	386
California State, Ser C, GO
5.000%, 09/01/2030	125	125
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,450
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (E)	4,960	5,211
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	635
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	4,375
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	579
Los Angeles, Department of Water & Power, Ser A, RB, BAM
5.250%, 07/01/2044	1,300	1,416
5.250%, 07/01/2046	500	535
5.000%, 07/01/2039	750	827
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/2036	3,250	3,665
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,605
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,036
San Bernardino, Community College District, Ser F, GO
0.000%, 08/01/2046 (F)	430	159
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser A, AMT, RB
5.250%, 05/01/2045	1,085	1,177
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	$2,600	$2,679
University of California, Ser CD, RB
5.000%, 05/15/2040	2,000	2,269
		97,257

Colorado — 2.4%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	190	206
5.000%, 12/01/2031	420	459
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	350
5.000%, 06/15/2031	500	501
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,010
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	491
Colorado State, Health Facilities Authority, AdventHealth, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(E)	235	238
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2037	1,000	1,037
4.000%, 08/01/2044	2,550	2,365
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	201
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	410
5.000%, 05/15/2037	230	250
Colorado State, Health Facilities Authority, Ser A-, RB
5.000%, 08/01/2044	3,500	3,570
Colorado State, Housing & Finance Authority, RB, GNMA/FNMA/FHLMC
6.500%, 11/01/2055	455	515
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,285
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,009

SEI Tax Exempt Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	$280	$319
5.500%, 11/15/2033	1,030	1,170
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,089
Denver City & County, Housing Authority, RB
5.000%, 06/01/2029	210	219
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	403
5.000%, 12/01/2031	855	861
5.000%, 12/01/2032	1,200	1,209
5.000%, 12/01/2034	1,000	1,006
5.000%, 12/01/2035	800	805
5.000%, 12/01/2036	600	603
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,025
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	626
5.000%, 07/15/2031	1,200	1,281
5.000%, 07/15/2032	1,020	1,086
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Ser A, RB
5.000%, 11/01/2046	3,000	3,010
Southern Ute Indian Tribe of the Southern Ute Reservation, Ser A, GO
5.000%, 04/01/2035 (B)	5,405	5,844
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	222
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,155
		37,830

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,255
Connecticut State, Health & Educational Facilities Authority, Quinnipiac University, RB
5.000%, 07/01/2042	2,500	2,748
Connecticut State, Health & Educational Facilities Authority, Yale University, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,339
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	$70	$70
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,462
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,211
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	5,005
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,660
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,341
University of Connecticut, Ser A, RB, ST APPROP
5.000%, 05/01/2038	4,740	5,149
		25,240

District of Columbia — 1.0%
District of Columbia, Georgetown University, RB
5.000%, 04/01/2060 (A)	3,000	3,299
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,328
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	3,125	713
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,009
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,043
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,516
		15,908

Florida — 5.6%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,003
3.750%, 10/01/2030	245	245
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,325
5.000%, 10/01/2035	2,000	2,036
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,640

4	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	$365	$372
Florida State, Capital Trust Agency, RB
4.750%, 12/01/2042	1,325	1,363
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	3,008
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	970
12.000%, 07/01/2057 (A)(B)	1,695	1,102
Florida State, Development Finance, Brightline Project, AMT, RB
5.500%, 07/01/2053	2,075	1,473
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,594
Florida State, Development Finance, Ser A, RB
5.000%, 08/01/2045	1,520	1,608
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,298
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	2,979
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,112
5.000%, 10/01/2036	100	111
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,789
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,713
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,213
5.000%, 10/01/2035	3,000	3,177
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,068
5.000%, 10/01/2045	1,000	1,075
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,844
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	120
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	$5,000	$5,555
5.000%, 10/01/2036	920	1,012
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,735
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	467
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,807
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,748
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,290
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2026 (F)	275	271
0.000%, 10/01/2027 (F)	360	343
Palm Beach County, Health Facilities Authority, Acts Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,874
Palm Beach County, Health Facilities Authority, Lifespace Communities Project, RB
5.125%, 05/15/2046	395	398
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,667
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,073
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	252
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,731
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	202
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	570	562
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,135	1,177
4.750%, 05/01/2032	185	191

SEI Tax Exempt Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	$990	$990
The Villages, Community Development District No. 16, Wildwood, SAB
4.000%, 05/01/2035	890	890
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	596
		88,069

Georgia — 2.5%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,632
5.000%, 07/01/2036	1,000	1,078
Atlanta, Department of Aviation, Ser B-1, AMT, RB
5.000%, 07/01/2038	1,500	1,631
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	7,850	8,861
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	948
Cobb County, Development Authority, Junior Subordinate-KSU Housing, Sub-Ser, RB
5.000%, 06/15/2027	130	132
5.000%, 06/15/2028	200	206
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,014
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	722
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	225
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	945
5.000%, 06/01/2055 (A)	665	714
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,011
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,800
5.000%, 12/01/2054 (A)	675	727
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,769
5.000%, 12/01/2054 (A)	1,000	1,056
4.000%, 03/01/2050 (A)	6,640	6,652
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	$90	$96
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,309
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,552
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,294
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (A)	730	726
Savannah, Convention Center Authority, RB, AG
5.000%, 06/01/2034	300	336
5.000%, 06/01/2035	300	338
5.000%, 06/01/2037	200	222
		39,996

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,152
5.000%, 10/01/2033	2,205	2,362
Guam, Ser G, RB
5.000%, 01/01/2029	200	208
		4,722

Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,108
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	277
		3,385

Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,155	2,331

Illinois — 7.8%
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	413
5.250%, 04/01/2036	645	698
5.000%, 04/01/2033	500	504
5.000%, 04/01/2034	620	624
5.000%, 04/01/2036	445	447

6	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	$1,435	$1,469
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	658
5.000%, 12/01/2028	100	102
Chicago, Board of Education, Ser C, GO
6.000%, 12/01/2037	1,000	1,095
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	605
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,117
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,115
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,039
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,668
5.000%, 01/01/2037	1,130	1,229
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,335
5.000%, 07/01/2038	1,500	1,527
Chicago, O'Hare International Airport, Ser A, RB
5.000%, 01/01/2046	2,000	2,117
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	1,665	1,686
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,110
5.250%, 01/01/2045	2,750	2,767
5.000%, 01/01/2044	2,000	1,961
4.000%, 01/01/2036	5,550	5,308
Chicago, Transit Authority Sales Tax Receipts Fund, Ser A, RB
5.000%, 12/01/2043	1,600	1,724
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	330
5.000%, 01/01/2042	1,750	1,884
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,835
5.000%, 11/01/2046	1,500	1,580
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	2,970
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	506
5.000%, 11/01/2038	1,150	1,235
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	$100	$108
5.000%, 12/01/2039	800	864
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,096
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	60	65
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,511
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	2,036
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	5	5
Illinois State, Finance Authority, RB
Pre-Refunded @ 100
4.000%, 02/15/2027 (E)	2,140	2,159
Illinois State, Finance Authority, Ser A, RB
5.000%, 11/15/2035	1,480	1,666
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,659
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2027	200	202
5.000%, 02/15/2029	400	404
5.000%, 02/15/2031	365	368
Illinois State, GO
5.500%, 05/01/2030	3,750	3,965
5.000%, 11/01/2036	2,970	2,985
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	170	170
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,110	1,194
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	2,240	2,342
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	310	330
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	780	861
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,269
4.950%, 10/01/2038	1,100	1,152

SEI Tax Exempt Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	$2,800	$2,812
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,636
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,099
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	721
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,611
5.000%, 03/01/2031	2,000	2,172
4.000%, 10/01/2035	4,020	4,042
Illinois State, Ser C, GO
5.250%, 04/01/2043	1,750	1,896
5.000%, 12/01/2042	2,850	2,999
Illinois State, Ser D, GO
5.000%, 09/01/2040	1,000	1,072
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,578
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2045	3,660	3,948
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,070
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	256
5.000%, 12/15/2032	255	260
5.000%, 12/15/2033	300	307
5.000%, 12/15/2034	400	408
4.000%, 12/15/2042	1,000	963
Railsplitter, Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.000%, 06/01/2026 (E)	2,500	2,500
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	548
5.000%, 01/01/2034	650	724
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,752
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2033	4,465	4,934
5.000%, 01/01/2036	4,500	4,772
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	210
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	$635	$666
		123,025

Indiana — 1.7%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	546
5.000%, 01/15/2032	800	883
5.000%, 07/15/2032	500	555
5.000%, 01/15/2033	500	557
5.000%, 07/15/2033	555	622
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	209
Indiana State, Finance Authority, Health System Revenue, Francisan Alliance, RB
5.000%, 11/01/2041	5,000	5,517
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
4.000%, 10/01/2035	2,725	2,807
4.000%, 10/01/2036	1,485	1,523
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,906
Indiana State, Housing & Community Development Authority, Tax-Exempt Student Loan Program, Ser B-1, RB, GNMA
3.250%, 07/01/2049	145	144
Indiana State, Secondary Market for Education Loans, Ser 1A, AMT, RB
5.000%, 06/01/2034	815	857
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,507
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,401
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,849
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,047
		25,930

8	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa — 0.6%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2032 (E)	$2,515	$2,847
Iowa State, Finance Authority, RB
5.000%, 05/15/2036	700	743
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	795	830
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,203
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	508
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,005
PEFA, Gas Project Revenue, Ser A, RB
5.000%, 04/01/2035	1,975	2,104
		9,240

Kentucky — 0.6%
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,398
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 12/01/2033	3,000	3,083
5.000%, 01/01/2055 (A)	2,750	2,913
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,182
		9,576

Louisiana — 0.7%
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	440
5.000%, 08/01/2032	165	184
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	388
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,466
5.000%, 01/01/2036	1,695	1,840
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,299
5.000%, 10/01/2036	1,550	1,597
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Shreveport, Water & Sewer Revenue, RB, AG
5.000%, 12/01/2032	$1,000	$1,106
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	999
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	590
		10,909

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	199
4.000%, 07/01/2037	265	270
		469

Maryland — 1.7%
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	1,944
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	220	219
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,089
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,521
Maryland State, Economic Development, Core Nayural Resources Project, RB
5.000%, 07/01/2048 (A)(B)	1,500	1,605
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,016
Maryland State, Health & Higher Educational Facilities Authority, RB
5.000%, 07/01/2036	1,100	1,195
Maryland State, Health & Higher Educational Facilities Authority, Ser C, RB
5.000%, 08/15/2042	1,250	1,356
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,101
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	3,003

SEI Tax Exempt Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	$3,065	$3,515
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,007
Prince George's County, Ser A, GO
5.000%, 08/01/2042	2,000	2,206
		26,777

Massachusetts — 3.3%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.250%, 07/01/2044	9,000	9,856
Massachusetts State, Development Finance Agency, Boston University Housing Project, RB
5.000%, 10/01/2065 (A)	1,000	1,126
Massachusetts State, Development Finance Agency, Dana Farber Cancer Institute, RB
5.000%, 12/01/2037	450	498
5.000%, 12/01/2039	1,000	1,111
5.000%, 12/01/2042	10,000	10,884
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2027	145	146
Massachusetts State, Development Finance Agency, Harvard University, Ser S, RB
5.000%, 02/15/2033	275	312
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	435	456
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	151
Massachusetts State, Development Finance Agency, Tufts University Housing Project, RB
5.250%, 06/01/2044	530	572
5.000%, 06/01/2035	285	320
5.000%, 06/01/2036	455	508
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	2,975
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	1,125	1,207
5.000%, 07/01/2031	1,500	1,591
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$915	$930
5.000%, 07/01/2028	1,750	1,807
5.000%, 07/01/2029	1,925	2,044
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,403
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,252
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,614
Massachusetts State, Ser B, GO
5.000%, 06/01/2039	390	441
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,660
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2040	3,000	3,407
		52,271

Michigan — 2.4%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,170
5.000%, 07/01/2048	735	759
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,488
5.000%, 10/01/2037	215	235
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,334
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,943
Great Lakes, Water Authority, Sewage Disposal System, Ser B, RB
5.000%, 07/01/2036	2,500	2,870
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	480
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	3,962
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,054
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	482
5.250%, 02/28/2042	2,200	2,344
5.250%, 02/28/2043	800	849

10	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Trinity Health Credit Group, RB
3.000%, 03/01/2046	$3,500	$2,709
Michigan State, Hospital Finance Authority, RB
5.000%, 05/15/2033	4,500	4,967
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,760	1,872
3.750%, 06/01/2050	85	85
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	645
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,606
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	344
Oakland University, Ser A, RB
5.000%, 03/01/2043	1,625	1,748
5.000%, 03/01/2044	800	852
		37,798

Minnesota — 1.6%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,309
5.500%, 01/01/2031	1,085	1,066
5.250%, 01/01/2037	475	278
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	304
5.000%, 01/01/2031	300	304
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	916
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.250%, 01/01/2049	2,700	2,821
5.000%, 01/01/2036	3,355	3,675
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,918
Minnesota State, Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,686
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	224
3.000%, 10/01/2041	1,000	858
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	601
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	$3,000	$3,004
Rochester, Health Care Facilities, Mayo Clinic, Ser A, RB
5.000%, 11/15/2042	5,000	5,538
		25,502

Mississippi — 0.2%
Mississippi State, ABC Warehouse Construction, RB
5.000%, 10/01/2034	145	164
5.000%, 10/01/2036	265	297
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	300	314
5.000%, 10/15/2030	850	889
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,002
		2,666

Missouri — 0.3%
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	793
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	345	346
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,231
St. Louis, Sewer District, Ser A, RB
5.000%, 05/01/2037	995	1,146
		4,516

Montana — 0.0%
Montana State, Facility Finance Authority, RB
5.000%, 02/15/2065 (A)	400	425

Nebraska — 0.9%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,086
5.000%, 09/01/2042	495	505
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,160
4.950%, 09/01/2038	550	581
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,470
5.000%, 12/15/2033	2,050	2,267
5.000%, 12/15/2034	1,000	1,112

SEI Tax Exempt Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	$1,700	$1,820
		14,001

Nevada — 0.4%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,272
North Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,231
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	615
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	418
		5,536

New Hampshire — 0.3%
New Hampshire State, National Finance Authority, Municiple Certificates, RB
4.250%, 07/20/2041	3,250	3,170
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	303
4.000%, 01/01/2030	285	287
4.000%, 01/01/2031	290	292
		4,052

New Jersey — 4.1%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2032	3,070	3,260
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,162
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,014
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	910
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2064 (A)	1,905	2,196
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,289
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	$2,590	$2,728
New Jersey State, Higher Education Student Assistance Authority, AMT, RB
5.000%, 12/01/2032	505	548
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,497
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,511
New Jersey State, Institute of Technology, Ser A, RB, BAM
5.000%, 07/01/2041	2,000	2,229
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,312
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	4,975	4,982
5.000%, 06/15/2029	3,500	3,505
5.000%, 06/15/2030	3,280	3,284
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,750
5.000%, 06/15/2038	1,000	1,089
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,379
5.000%, 06/15/2032	2,305	2,565
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,228
5.000%, 06/15/2036	500	569
5.000%, 06/15/2038	1,250	1,369
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,304
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	804
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,312

12	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	$900	$921
5.000%, 01/01/2033	425	434
5.000%, 01/01/2034	570	582
5.000%, 01/01/2036	570	580
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,525
		64,838

New Mexico — 0.4%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	5,000	5,089
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	545	554
		5,643

New York — 9.1%
Albany, Capital Resource, RB
5.250%, 05/01/2043	1,750	1,939
5.000%, 05/01/2036	500	563
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	472
5.000%, 07/01/2031	525	563
Build NYC Resource, RB
6.500%, 12/15/2045 (B)	1,010	1,022
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,037
Metropolitan New York, Transportation Authority, RB
5.250%, 11/15/2043	1,000	1,092
5.000%, 11/15/2033	3,000	3,389
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	536
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,155
5.000%, 11/15/2033	2,005	2,021
4.000%, 11/15/2032	1,500	1,524
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,386
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,358
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	$1,000	$1,006
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,246
5.000%, 01/15/2036	1,000	1,093
5.000%, 08/01/2039	605	644
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,162
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	3,705	3,831
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2039	1,000	1,115
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	506
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,093
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	323
3.000%, 01/01/2034	740	719
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	114
5.000%, 03/01/2030	100	108
New York City, Municipal Water Finance Authority, Ser DD, RB
5.000%, 06/15/2046	1,500	1,610
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,123
5.000%, 08/01/2036	200	223
New York City, Ser A-1, GO
4.000%, 08/01/2037	4,000	4,043
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,794
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,500	1,509
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,777
5.000%, 10/01/2033	280	312
New York City, Sub-Ser G-SUBSER, GO
5.000%, 02/01/2039	985	1,094
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,744

SEI Tax Exempt Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	$1,350	$1,311
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	1,040	1,141
5.000%, 05/01/2041	1,000	1,087
New York City, Transitional Finance Authority, Sub-Ser A-, RB
5.000%, 05/01/2042	410	449
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,137
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,261
New York City, Transitional Finance Authority, Sub-Ser S, RB
5.000%, 02/01/2045	1,500	1,613
5.000%, 11/01/2048	2,770	2,891
New York City, Transitional Finance Authority, Sub-Ser, RB
5.000%, 11/01/2041	1,215	1,343
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	592
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (E)	5	5
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.000%, 03/15/2032 (E)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	4,888
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,097
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2041	1,000	1,096
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,314
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	872
1.200%, 11/15/2028	1,355	1,258
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	$2,895	$2,958
3.000%, 03/15/2049	5,000	3,825
New York State, Thruway Authority, Ser B, RB
4.000%, 01/01/2041	2,380	2,370
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,081
5.000%, 10/01/2040	2,625	2,695
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,637
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	730	826
5.500%, 06/30/2039	1,000	1,062
5.500%, 06/30/2041	850	897
5.375%, 06/30/2060	1,250	1,255
5.250%, 06/30/2043	2,500	2,612
5.000%, 12/01/2036	4,000	4,250
5.000%, 12/01/2037	3,000	3,173
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AG
6.000%, 06/30/2043	1,850	2,088
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,270
5.250%, 06/30/2039	250	270
4.250%, 06/30/2042	4,000	3,881
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,828
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,801
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,644
5.000%, 11/15/2047	2,000	2,114
0.000%, 11/15/2036 (F)	905	620
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2030	525	534
5.000%, 06/01/2031	525	534

14	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	$750	$775
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,039
		143,645

North Carolina — 1.2%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,409
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,477
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	483
Nash Health Care Systems, RB
5.000%, 02/01/2032	2,625	2,861
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,085	1,090
North Carolina State, Housing Finance Agency, Ser 5, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2056	480	536
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,449
North Carolina State, Medical Care Commission, RB
3.200%, 11/01/2030	2,000	1,991
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	286
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	784
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	619
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	265
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	$1,000	$1,044
		19,294

North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	760	765
3.550%, 07/01/2033	380	380
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,083
		2,228

Ohio — 2.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,657
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,850	1,477
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,010
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,608
Miami University, Ser A, RB
5.000%, 09/01/2045	1,000	1,077
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	998
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,186
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
2.750%, 01/01/2052 (A)	480	477
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	656
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,119
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,421

SEI Tax Exempt Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	$7,000	$7,610
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	546
Summit County, Development Finance Authority, RB, BAM
5.000%, 07/01/2039	860	924
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	1,015	1,097
5.000%, 07/01/2038	775	834
		37,697

Oklahoma — 0.0%
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	410	463

Oregon — 0.7%
Lincoln County, School District, GO, SCH BD GTY
0.000%, 06/15/2035 (G)	240	271
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,502
5.000%, 06/01/2046	2,500	2,501
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB, TD BANK N.A.
2.100%, 08/01/2034 (A)(H)	3,150	3,150
Oregon State, GO
5.000%, 05/01/2040	1,970	2,153
		10,577

Pennsylvania — 7.7%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,176
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,854
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,010
Coatesville, School District, GO, AG ST AID WITHHLDG
5.250%, 11/15/2040	1,420	1,551
Delaware River Port Authority, RB
5.000%, 01/01/2040	1,000	1,105
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	$835	$881
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,000	2,030
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	604
5.000%, 06/01/2032	750	835
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,360
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,910
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,499
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,812
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,500
5.000%, 06/01/2032	2,150	2,225
5.000%, 06/01/2033	3,500	3,622
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,873
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	577
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,494
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	5,855	6,343
Pennsylvania State, GO
5.000%, 08/15/2033	6,395	7,234
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,543
Pennsylvania State, Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,294

16	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	$1,030	$1,081
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	885	934
4.850%, 10/01/2043	4,650	4,785
Pennsylvania State, Housing Finance Agency, Ser 150A, RB
5.000%, 10/01/2037	1,150	1,233
Pennsylvania State, Housing Finance Agency, Ser 151-A, RB
5.000%, 10/01/2033	1,120	1,237
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	492
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,019
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,413
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	756
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	1,500	1,663
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	6,206
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2026 (E)	4,285	4,327
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2036	2,000	2,068
4.000%, 09/01/2035	2,500	2,544
4.000%, 09/01/2038	3,000	3,006
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,409
5.000%, 09/01/2030	3,975	3,997
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	4,961
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	4,958
Pittsburgh Water & Sewer Authority, Ser A, RB
5.000%, 09/01/2044	725	789
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	$2,250	$2,465
		120,675

Puerto Rico — 2.8%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(I)	2,990	2,198
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(I)	1,000	735
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(I)	3,035	2,231
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	2,161
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,090	1,068
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,258
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	1,000	986
0.000%, 07/01/2046 (F)	14,803	5,377
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	6,975	6,988
0.000%, 07/01/2029 (F)	1,500	1,360
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,727
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,454
4.000%, 07/01/2046	3,600	3,187
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(G)	8,979	6,195
		43,925

Rhode Island — 1.0%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	363
5.000%, 09/15/2039	1,000	1,077
Rhode Island State, Health & Educational Building, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,391

SEI Tax Exempt Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	$315	$351
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	466
5.000%, 05/15/2035	500	558
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,719
5.000%, 05/15/2039	550	590
5.000%, 05/15/2044	600	627
Rhode Island State, Health & Educational Building, RB
5.000%, 05/15/2031	370	398
Rhode Island State, Health & Educational Building, Ser A, RB, AG
5.000%, 07/01/2036	500	540
5.000%, 07/01/2037	750	806
5.000%, 07/01/2040	700	736
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	770	813
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	535	575
		15,010

South Carolina — 1.7%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	647
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,207
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,410	1,522
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	290	291
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	972
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	980
5.000%, 11/01/2037	655	717
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	$1,500	$1,554
4.000%, 07/01/2035	1,160	1,160
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	2,750	2,993
4.000%, 12/01/2038	175	176
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,739
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,765
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	1,220	1,344
4.000%, 12/01/2034	2,000	2,052
4.000%, 12/01/2036	2,250	2,290
		27,409

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, Ser C-1, RB
5.000%, 11/01/2052 (A)	740	782
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	210	222
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	340	342
		1,346

Tennessee — 0.5%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	327
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,317
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	758
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,396

18	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Vanderbilt University Medical Center, RB
5.000%, 07/01/2040	$585	$643
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,534
Tennessee State, Energy Acquisition, Gas Project, Ser A, RB
5.000%, 11/01/2034	500	532
		8,507

Texas — 7.9%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	868
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,549
5.000%, 11/15/2039	800	884
5.000%, 11/15/2041	1,100	1,213
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	905
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	467
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	229
3.125%, 02/01/2053 (A)	900	900
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,187
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	781
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	214
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2037	1,750	1,938
5.000%, 08/15/2038	680	749
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,526
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	985
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,085
4.000%, 08/15/2032	1,000	1,017
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,556
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	$1,500	$1,596
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	500	500
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,007
5.000%, 11/01/2031	1,250	1,259
5.000%, 11/01/2032	2,500	2,517
5.000%, 11/01/2033	1,175	1,183
5.000%, 11/01/2034	1,000	1,006
5.000%, 11/01/2035	1,000	1,006
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,269
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,378
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,110
El Paso County, Hospital District, GO, AG
5.000%, 02/15/2035	865	972
El Paso Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/15/2036	355	399
5.000%, 08/15/2037	175	196
5.000%, 08/15/2040	500	551
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	274
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,186
5.000%, 02/15/2042	2,500	2,691
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,840
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,748
5.000%, 11/15/2033	370	412
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	404
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	277
5.000%, 12/01/2032	300	318
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2032	1,500	1,551

SEI Tax Exempt Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Hotel Occupancy Tax & Special Revenue, RB, AG
5.000%, 09/01/2042	$940	$1,008
5.000%, 09/01/2043	1,400	1,530
5.000%, 09/01/2046	2,000	2,115
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,164
Lower Colorado River Authority, Trasmission Contract Refunding and Improvement, RB
5.000%, 05/15/2046	1,000	1,054
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	708
North East Texas, Regional Mobility Authority, Ser A, RB
5.000%, 01/01/2038	1,000	1,099
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,429
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,898
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	225	242
Port Arthur, Independent School District, GO, PSF-GTD
5.000%, 02/15/2034	1,000	1,125
5.000%, 02/15/2035	730	827
Princeton, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	650	724
5.000%, 02/15/2040	775	856
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,100
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,532
5.000%, 02/01/2034	1,700	1,841
5.000%, 02/01/2039	195	216
3.080%, 02/01/2055 (A)	835	833
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	2,000	2,163
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,051
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	486
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	$2,000	$2,183
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2051 (A)	485	533
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,860
Texas State University, Board of Regents, University System Financing, Ser C, RB
5.000%, 03/15/2033	1,000	1,098
5.000%, 03/15/2036	250	279
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	210	214
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	301
5.000%, 12/15/2032	715	764
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,664
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	6,950
Texas State, Municipal Gas Acquisition & Supply VI, RB
5.000%, 01/01/2036	1,000	1,068
Texas State, Ser B, GO
4.000%, 08/01/2031	435	435
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,783
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,252
5.000%, 08/15/2040	2,500	2,833
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,155
Uptown Development Authority, TA
4.000%, 09/01/2033	400	391
4.000%, 09/01/2035	275	264
		123,731

Utah — 1.0%
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, RB, AG
5.000%, 06/01/2037	750	839
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	5,848

20	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	$500	$503
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,083
Utah State, Municipal Power Agency, Ser A, RB
5.000%, 07/01/2037	1,750	1,990
West Utah City, Public Infrastructure District No. 1, Special Assment Bonds, SAB
5.500%, 12/01/2046 (B)	890	907
		15,170

Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	3,065	3,181

Virginia — 1.8%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	939
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	445
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,087
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	467
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,081
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,585
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,145
5.000%, 06/30/2042	2,000	2,082
5.000%, 12/31/2047	440	445
4.000%, 07/01/2030	1,140	1,162
4.000%, 07/01/2031	365	370
Virginia State, Small Business Financing Authority, RB
5.000%, 12/01/2039	3,000	3,191
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	8,879
		27,878
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 2.8%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	$5,000	$5,490
King County, Housing Authority, RB
5.375%, 07/01/2045	90	95
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,799
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	1,977
Port of Seattle, AMT, RB
5.250%, 07/01/2040	2,000	2,185
5.250%, 07/01/2041	1,405	1,527
5.250%, 07/01/2042	5,000	5,403
5.000%, 08/01/2041	1,000	1,055
Seattle, Housing Authority, RB
5.000%, 12/01/2029	360	375
Washington State, GO
4.000%, 07/01/2036	4,500	4,645
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,800
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,717
5.000%, 07/01/2038	1,000	1,034
Washington State, Housing Finance Commission, RB, BAM
5.000%, 07/01/2040 (B)	2,000	2,126
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	911	877
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	763
Washington State, Ser 2017-A, GO
5.000%, 08/01/2038	2,725	2,735
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,821
		43,424

West Virginia — 0.2%
Ohio County, Special District Excise Tax Revenue, RB, AG
5.000%, 06/01/2035	550	615
5.000%, 06/01/2036	525	584

SEI Tax Exempt Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2034	$1,000	$1,039
5.000%, 06/01/2035	1,005	1,043
		3,281

Wisconsin — 2.9%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,265
Sheboygan Area, School District, GO
3.000%, 03/01/2041	2,400	2,146
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	295	296
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	652
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	330
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
1.750%, 08/15/2054 (A)	1,125	1,124
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,875
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB, AG
5.000%, 08/15/2030	2,500	2,698
5.000%, 08/15/2040	3,000	3,311
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	646
Wisconsin State, Health & Educational Facilities Authority, RB
5.000%, 11/01/2035	385	422
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	481
5.000%, 11/01/2030	1,035	1,067
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	661
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	227
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	$1,145	$1,243
5.500%, 03/01/2032	950	1,071
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	500	390
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	227
4.000%, 07/01/2028	225	228
4.000%, 07/01/2029	225	228
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,588
Wisconsin State, Public Finance Authority, Elme Germantown Apartments, RB
4.000%, 05/01/2036	615	604
Wisconsin State, Public Finance Authority, Foundation Academy Charter School, RB
4.750%, 07/01/2045 (B)	500	470
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	745
5.000%, 02/01/2062	1,030	1,000
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	448
Wisconsin State, Public Finance Authority, Kawa Fund, RB
3.625%, 06/15/2063 (A)	450	450
Wisconsin State, Public Finance Authority, Lindenwood Education System, RB
4.750%, 06/01/2040 (B)	1,000	1,004
Wisconsin State, Public Finance Authority, Oxford Properties Project, RB, BAM
5.000%, 07/01/2036	725	787
Wisconsin State, Public Finance Authority, Senior-KSU Bixby Real Estate Facility, RB
5.000%, 06/15/2038	350	384
5.000%, 06/15/2040	350	380
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2026	300	301
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	255

22	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Wake Forest University Office Building Project, RB
5.000%, 07/01/2035	$4,365	$4,806
Wisconsin State, Ser 1, GO
5.000%, 05/01/2033	150	166
5.000%, 05/01/2034	200	224
5.000%, 05/01/2035	175	198
		45,524

Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	200	216

Total Municipal Bonds
(Cost $1,571,460) ($Thousands)		1,560,690
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	4,727,787	$4,728
Total Cash Equivalent
(Cost $4,728) ($Thousands)		4,728
Total Investments in Securities — 99.7%
(Cost $1,576,188) ($Thousands)		$1,565,418

Percentages are based on Net Assets of $1,570,842 ($Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $38,040 ($Thousands), representing 2.4% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Security is escrowed to maturity.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$121,321	$(116,593)	$—	$—	$4,728	$140	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.0%
Alabama — 3.8%
Black Belt Energy Gas District, Ser A-1, RB
4.000%, 10/01/2049 (A)	$115	$116
Black Belt Energy Gas District, Ser B, RB
4.000%, 10/01/2052 (A)	1,220	1,223
Black Belt Energy Gas District, Ser F, RB
5.000%, 12/01/2030	1,625	1,710
Black Belt, Energy Gas District, RB
1.920%, 10/01/2052 (A)	3,250	3,251
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	2,000	2,043
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	630
Black Belt, Energy Gas District, Ser S, RB
4.000%, 10/01/2052 (A)	2,500	2,507
Black Belt, Energy Gas District, Sub-Ser, RB
3.845%, 07/01/2052 (A)	2,000	2,009
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	3,500	3,546
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	256
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	6,625	7,094
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2027	500	507
5.000%, 04/01/2028	1,250	1,285
Southeast Energy Authority A Cooperative District, RB
5.000%, 09/01/2029	680	714
5.000%, 09/01/2030	685	728
		27,619

Alaska — 0.2%
Alaska Railroad, Cruise Port, AMT, RB, AG
5.500%, 10/01/2030	300	327
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,057
		1,384

Arizona — 1.3%
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,316
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
2.950%, 12/01/2035 (A)	1,000	1,000
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	$7,000	$7,194
		9,510

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, GNMA/FNMA/FHLMC
2.875%, 07/01/2057 (A)	1,250	1,249
Springdale, Water & Sewer, RB
5.000%, 09/01/2027	250	257
5.000%, 09/01/2028	200	210
5.000%, 09/01/2029	350	375
5.000%, 09/01/2031	350	382
West Memphis, Sales & Use Tax, RB, AGM
5.000%, 06/01/2029	1,630	1,722
		4,195

California — 5.0%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (B)	1,000	996
California Community Choice Financing Authority, RB
5.000%, 02/01/2031	2,000	2,123
California Housing Finance Agency, RB
2.950%, 02/01/2056 (A)	6,195	6,189
California Municipal Finance Authority, Ser A, RB
2.950%, 01/01/2056 (A)	1,047	1,047
California State, Community Choice Financing Authority, Clean Energy Project, RB
4.000%, 10/01/2052 (A)	2,710	2,740
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,537
5.000%, 05/01/2028	1,650	1,703
5.000%, 11/01/2028	1,850	1,922
5.000%, 05/01/2029	1,750	1,830
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	452
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,527
City of Los Angeles California, RB
5.000%, 06/25/2026	2,000	2,003
2.850%, 05/01/2060 (A)	1,145	1,142
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,310

24	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern California, Energy Authority, RB
5.000%, 08/01/2026	$450	$451
5.000%, 08/01/2027	700	714
Pittsburg Successor Agency Redevelopment Agency, TA, AMBAC
0.000%, 08/01/2028 (B)	500	470
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (B)	505	475
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2029 (B)	500	457
Southern California, Public Power Authority, Canyon Power Project, Ser S, RB
3.700%, 07/01/2040 (A)	1,000	1,001
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	365
5.000%, 04/01/2055 (A)	1,500	1,568
Tender Option Bond Trust Receipts, Ser 2025, RB, CITIBANK N.A.
1.690%, 09/01/2048 (A)(C)(D)	500	500
		36,522

Colorado — 2.3%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	486
5.000%, 11/15/2058 (A)	480	503
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,002
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	3,415	3,575
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	378
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	273
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	522
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,520
Grand River Hospital District, GO, AG
5.000%, 12/01/2027	1,270	1,305
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,136
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	$215	$221
5.000%, 12/01/2028	235	246
5.000%, 12/01/2029	200	212
Thornton Development Authority, East 144th Avenue & I-25 Project, TA
5.000%, 12/01/2028	1,260	1,318
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	144
5.000%, 12/01/2028	155	162
5.000%, 12/01/2029	165	175
5.000%, 12/01/2030	120	129
		16,307

Connecticut — 0.6%
Connecticut Housing Finance Authority, Ser D-2, RB
3.100%, 11/15/2064 (A)	440	440
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,333
Town of Wethersfield Connecticut, Ser B, GO
4.000%, 03/01/2028	305	305
		4,078

District of Columbia — 1.9%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB
1.970%, 08/01/2040 (A)(C)	1,100	1,100
District of Columbia Water & Sewer Authority, Sub-Ser, RB
2.050%, 10/01/2054 (A)	1,150	1,150
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	3,750	3,863
District of Columbia, Ser C, GO
1.720%, 06/01/2051 (A)	5,500	5,500
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	532
5.000%, 10/01/2031	1,650	1,658
		13,803

Florida — 3.8%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,267
Florida Housing Finance, RB
3.100%, 12/01/2044 (A)	2,000	2,005

SEI Tax Exempt Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida Housing Finance, Ser C-RE, RB, HUD SECT 8
3.080%, 12/01/2026 (A)	$4,735	$4,735
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,011
Miami Beach Health Facilities Authority, RB
5.000%, 11/15/2028	750	788
5.000%, 11/15/2030	1,935	2,094
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,568
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,001
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,021
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,010
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	309
		27,809

Georgia — 6.6%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	1,480	1,520
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.300%, 12/01/2049 (A)	3,280	3,312
Columbus County, Housing Authority, Columbus Gardens Project, RB, FHA
5.000%, 04/01/2028 (A)	1,250	1,270
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,065
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	2,865	2,882
Development Authority of Burke County,, RB
3.375%, 11/01/2048 (A)	180	181
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,118
5.000%, 05/01/2054 (A)	6,000	6,441
4.000%, 09/01/2026	415	416
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 09/01/2026	$850	$854
5.000%, 03/01/2027	400	405
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	11,765	11,786
4.000%, 05/01/2052 (A)	1,540	1,560
4.000%, 08/01/2052 (A)(C)	4,000	4,008
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	2,260	2,403
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	2,605	2,667
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.350%, 11/01/2048 (A)	2,000	2,023
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	610	619
		47,530

Guam — 0.4%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	213
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	724
5.000%, 07/01/2028	800	829
Territory of Guam, Business Priviledge Tax, Ser G, RB
5.000%, 01/01/2028	1,335	1,369
		3,135

Illinois — 6.1%
Board of Trustees of the University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	387
5.000%, 10/01/2028	475	496
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	619
5.000%, 01/01/2031	230	251
Chicago, Multi-Family Housing, The Ave SW Project, RB
3.200%, 10/01/2028 (A)	2,465	2,471
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,006

26	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Ser A, GO
5.000%, 01/01/2027	$1,265	$1,274
5.000%, 01/01/2029	1,500	1,540
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,037
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	999
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	711
Cook County, Ser A, GO
5.000%, 11/15/2030	1,000	1,009
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	3,999
Illinois Finance Authority, University of Chicago, Medical Center, RB
5.000%, 08/15/2054 (A)	1,880	2,026
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	1,015
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	499
5.000%, 09/01/2028	515	531
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	415
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	304
5.000%, 04/01/2028	400	411
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,508
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,253
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,039
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,764
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,622
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,507
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	271
5.000%, 01/01/2036	165	165
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, University, RB
5.000%, 04/01/2029	$200	$211
5.000%, 04/01/2030	200	215
Jefferson County, Township High School District No. 201 Mt Vernon, Ser A, GO
6.500%, 12/30/2030	1,085	1,239
Kankakee County, Community High School District No. 307 Bradley-Bourbonnais, GO, AG
5.000%, 12/01/2029	225	241
5.000%, 12/01/2030	200	218
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	1,500	1,516
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,005
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,030
Springfield, GO
5.000%, 12/01/2027	1,200	1,236
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	361
		44,401

Indiana — 1.7%
Indiana Housing & Community Development Authority, RB
2.750%, 04/01/2043 (A)	2,310	2,295
2.740%, 10/01/2045 (A)	2,000	1,982
Indiana Municipal Power Agency, Ser C, RB
5.000%, 01/01/2027	100	100
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,955
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,890
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Public Transportation Corporation Project, RB
5.000%, 07/15/2026	600	602
5.000%, 01/15/2029	450	476
Valparaiso 21st Century School Building, RB, ST AID INTERCEPT
5.000%, 07/15/2027	250	256
5.000%, 01/15/2028	550	569
5.000%, 07/15/2028	450	470
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	491

SEI Tax Exempt Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	$900	$950
		12,036

Iowa — 0.0%
Iowa Finance Authority, UnityPoint Health Project, RB, TD BANK N.A.
2.100%, 02/15/2039 (A)(D)	200	200
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
1.570%, 01/01/2049 (A)	100	100
		300

Kansas — 4.3%
City of Andover Kansas, Ser A, GO
3.500%, 10/01/2028	10,235	10,257
City of Lawrence Kansas, Ser I, GO
3.000%, 05/01/2029	9,625	9,618
City of Topeka Kansas, Ser A, GO
3.000%, 10/01/2026	2,600	2,601
City of Valley Center Kansas, Ser 1, GO
3.500%, 12/01/2029	700	703
City of Wichita Kansas, RB
3.200%, 09/01/2026 (C)	2,620	2,620
City of Wichita Kansas, Ser S, RB
3.150%, 02/01/2030 (A)	2,250	2,256
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,236
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,003
		31,294

Kentucky — 4.9%
Kentucky Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	17,000	17,961
Kentucky State, Economic Development Finance Authority, AMT, GO
2.900%, 04/01/2031 (A)	1,000	1,000
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,322
Kentucky State, Interlocal School Transportation Association, COP, ST INTERCEPT
4.000%, 03/01/2028	1,200	1,222
Kentucky State, Public Energy Authority, Ser A, RB
5.000%, 07/01/2026	450	451
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rural Water Financing Agency, RB
3.700%, 05/01/2027	$2,000	$2,000
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	2,000
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	753
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	750	757
University of Louisville, Ser D, RB, ST INTERCEPT
5.000%, 03/01/2030	3,140	3,152
University of Louisville, Ser F, RB, ST INTERCEPT
5.000%, 03/01/2027	2,000	2,034
		35,652

Louisiana — 1.1%
City of Shreveport Louisiana Water & Sewer Revenue, RB, AG
5.000%, 12/01/2027	775	797
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,361
5.000%, 08/15/2027	1,000	1,029
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,526
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	1,003
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	999
		7,715

Maryland — 0.8%
Maryland Health & Higher Educational Facilities Authority, RB
5.000%, 05/15/2030	850	923
Maryland Health & Higher Educational Facilities Authority, RB, BANK OF AMERICA N.A.
1.950%, 05/15/2053 (A)(D)	1,000	1,000
Maryland Health & Higher Educational Facilities Authority, Ser A, RB
5.000%, 08/15/2028	700	734

28	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland Health & Higher Educational Facilities Authority, Ser C, RB
5.000%, 08/15/2029	$1,500	$1,600
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	450
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2028	1,220	1,270
		5,977

Massachusetts — 1.7%
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,499
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,438
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	448
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2026	1,000	1,001
Metrowest Regional Transit Authority, RB, COMWLTH APPROP
3.375%, 09/11/2026	6,775	6,778
		12,164

Michigan — 0.2%
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	363
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	890
		1,253

Minnesota — 1.9%
Brooklyn Center Independent School District No. 286, GO, SD CRED PROG
4.000%, 09/30/2026	700	701
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	270
Gibbon, Independent School District No. 2365, Ser A, GO, SD CRED PROG
6.000%, 02/01/2027	200	204
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kiester, Ser A, GO, MN CRED PROG
3.625%, 12/01/2026	$1,710	$1,711
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,832
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,085
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,311
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	559
1.050%, 07/01/2026	1,145	1,142
Minnesota State, Rural Water Finance Authority, Public Projects Construction, RB
3.300%, 08/01/2026	1,000	1,000
Nicollet Independent School District No. 507, Ser A, GO, SD CRED PROG
0.000%, 02/01/2027 (B)	130	127
0.000%, 02/01/2029 (B)	140	128
0.000%, 02/01/2031 (B)	230	195
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	705	721
Woodbury Housing & Redevelopment Authority, Reserve at Settlers Ridge, RB
3.200%, 02/01/2046 (A)	995	998
		13,984

Mississippi — 0.1%
Mississippi Business Finance, Ser J, RB
2.050%, 11/01/2035 (A)	1,000	1,000

Missouri — 0.5%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	591
Health & Educational Facilities Authority of the Missouri State, Ser B, RB
3.125%, 02/01/2027	235	235
Jackson County, RB
5.000%, 12/01/2027	1,110	1,148
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,259

SEI Tax Exempt Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	$620	$621
		3,854

Montana — 0.1%
Big Sky Resort Area District, RB, AG
5.000%, 07/01/2029	250	267
5.000%, 07/01/2030	220	239
5.000%, 07/01/2031	225	247
		753

Nebraska — 0.2%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,050

New Hampshire — 0.5%
New Hampshire Business Finance Authority, Waste Management Inc Project, AMT, RB
4.000%, 10/01/2033 (A)	1,500	1,501
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,871
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	531
		3,903

New Jersey — 2.8%
City of Newark New Jersey, GO
4.000%, 12/11/2026	2,000	2,011
Haddonfield, Public Schools District, GO, SCH BD RES FD
1.000%, 04/15/2027	1,725	1,694
1.000%, 04/15/2028	1,370	1,319
1.000%, 04/15/2029	1,396	1,317
Hopewell Valley Regional School District, GO, SCH BD RES FD
1.500%, 02/01/2033	3,925	3,421
Monmouth County, Improvement Authority, RB
4.000%, 03/12/2027	2,000	2,023
New Jersey Housing & Mortgage Finance Agency, RB, HUD SECT 8
3.100%, 07/01/2029 (A)	2,425	2,429
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	860
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,833
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (B)	$1,390	$1,250
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,214
Winslow, GO
2.000%, 03/01/2029	875	851
		20,222

New Mexico — 0.7%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,015
New Mexico State, Municipal Energy Acquisition Authority, Gas Supply, RB
5.000%, 06/01/2054 (A)	2,500	2,668
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,504
		5,187

New York — 6.1%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	652
Glenville Hill Fire District No. 8, GO
4.000%, 09/25/2026	3,410	3,416
Homer Central School District, GO, ST AID WITHHLDG
3.150%, 09/18/2026	5,000	4,999
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	1,435	1,454
3.000%, 09/01/2049 (A)	4,470	4,460
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2030	900	985
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,514
Metropolitan Transportation Authority, RB
5.000%, 11/15/2031	3,000	3,324
New York City Housing Development, RB
3.730%, 05/01/2063 (A)	3,000	3,001
New York City Housing Development, Ser G, RB
3.100%, 11/01/2032	1,450	1,447
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	5,001
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,023

30	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, RB
3.450%, 11/01/2063 (A)	$1,700	$1,700
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	1,006
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,008
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2026	1,000	1,010
Niagara Frontier Transportation Authority Airport System Revenues, AMT, RB
5.000%, 04/01/2028	1,045	1,075
Rib Floater Trust Various State,s, Ser 2026-1002, RB
1.650%, 07/01/2046 (A)(C)	3,645	3,645
Village of Freeport New York, Ser C, GO
4.000%, 04/23/2027	500	506
Village of Great Neck Plaza New York, GO
4.000%, 04/14/2027	1,173	1,184
		44,410

North Carolina — 0.6%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB, ROYAL BANK OF CANADA
2.800%, 01/15/2042 (A)(D)	400	400
Durham, Housing Authority, 500 East Main, RB, FHA
3.625%, 04/01/2029 (A)	3,575	3,614
		4,014

North Dakota — 0.7%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,001
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	101
5.000%, 12/01/2027	125	128
5.000%, 12/01/2028	125	130
		5,360

Ohio — 3.5%
American Municipal Power, R.I.C.E. Peaking Project, RB
5.000%, 02/15/2030	805	858
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
City of Lancaster Ohio, GO, SD CRED PROG
4.125%, 06/10/2026	$1,250	$1,250
Columbus-Franklin County, Finance Authority, RB
3.190%, 06/01/2044 (A)	1,500	1,506
County of Allen, Ohio Hospital Facilities Revenue, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,583
County of Allen, Ohio Hospital Facilities Revenue, RB, TRUIST BANK
2.100%, 11/01/2050 (A)(D)	1,000	1,000
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	854
Cuyahoga Metropolitan Housing Authority, RB, HUD SECT 8
3.320%, 12/01/2027 (A)	1,190	1,190
Ohio Housing Finance Agency, Community & Pendelton Apartments Project, RB
3.400%, 07/01/2042 (A)	2,600	2,607
Ohio Housing Finance Agency, Pebble Brooke Apartments Project, RB
3.350%, 07/01/2043 (A)	1,300	1,308
Ohio Housing Finance Agency, RB
3.150%, 01/01/2044 (A)	1,200	1,200
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,511
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2028	700	719
5.000%, 05/01/2030	540	567
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,091
Ohio State, RB
5.000%, 01/15/2028	2,000	2,062
Ohio State, University Hospitals Health System, RB
1.830%, 01/15/2045 (A)	2,000	2,000
		25,306

Oklahoma — 1.5%
Mcintosh County, Educational Facilities Authority, Eufaula Public Schools Project, RB
5.000%, 09/01/2028	340	352
Murray County, Educational Facilities Authority, RB
5.000%, 09/01/2027	525	534
5.000%, 09/01/2028	550	566

SEI Tax Exempt Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma County, Finance Authority, Western Heights Public Schools Project, RB
5.000%, 09/01/2028	$1,365	$1,399
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	811
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	371
5.000%, 09/01/2030	375	403
Tulsa County, Industrial Authority, RB
5.000%, 09/01/2027	550	564
Tulsa, Ser A, GO
0.050%, 01/01/2027	5,735	5,640
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	331
		10,971

Oregon — 0.8%
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO, SCH BD GTY
0.000%, 06/15/2027 (B)	350	339
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
0.000%, 06/15/2026 (B)	3,270	3,266
Multnomah County, School District No. 40, Ser A, GO, SCH BD GTY
0.000%, 06/15/2026 (B)	250	250
0.000%, 06/15/2028 (B)	395	371
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,012
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	681
		5,919

Pennsylvania — 2.5%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
2.270%, 11/15/2047 (A)	3,000	2,981
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (A)	1,000	1,004
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	998
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,001
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	$570	$593
Pennsylvania Housing Finance Agency, RB, HUD SECT 8
3.150%, 01/01/2046 (A)	3,500	3,508
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	641
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,589
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,285
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,187
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	297
Scranton-Lackawanna Health & Welfare Authority, University of Scranton, RB
5.000%, 11/01/2027	310	318
5.000%, 11/01/2028	400	418
State, Public School Building Authority, School District of Philadelphia, RB, ST AID WITHHLDG
5.000%, 06/01/2027	1,500	1,516
		18,336

Rhode Island — 0.1%
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	901

South Carolina — 0.7%
Medical University Hospital Authority, RB, FHA INS
5.000%, 11/15/2031	175	191
South Carolina State, Housing Finance & Development Authority, RB
3.250%, 01/01/2046 (A)	2,500	2,505
South Carolina State, Housing Finance & Development Authority, Settlement Manor Apartments Project, RB
5.000%, 11/01/2028 (A)	1,250	1,283
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	738
		4,717

32	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 5.1%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	$2,500	$2,519
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,008
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,508
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	408
5.000%, 07/01/2028	400	416
Knoxville's Community Development, RB
3.150%, 05/01/2046 (A)	6,000	6,013
Knoxville's Community Development, Ser B-REMK, RB, GNMA HUD SECT 8
2.700%, 12/01/2064 (A)	1,250	1,235
Metropolitan Government Nashville & Davidson County, Health & Educational Facs Bd, RB
5.000%, 07/01/2030	1,000	1,078
3.150%, 12/01/2042 (A)	2,700	2,704
Rutherford County, Health & Educational Facilities Board, RB
5.000%, 11/15/2048 (A)	1,500	1,620
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	263
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,062
Tennergy, RB
5.000%, 06/01/2028	275	284
5.000%, 06/01/2029	825	864
5.000%, 10/01/2054 (A)	7,500	7,923
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	769
5.250%, 12/01/2026	700	705
Tennessee Energy Acquisition, Ser A, RB
5.000%, 11/01/2033	2,200	2,343
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,085
		36,807
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 14.9%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	$320	$321
Austin Affordable Pfc, RB
2.950%, 11/01/2059 (A)	3,200	3,194
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,204
City of San Antonio Texas Electric & Gas Systems Revenue, Ser A, RB
3.000%, 02/01/2055 (A)	2,000	1,984
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2026	390	393
6.500%, 09/01/2027	635	661
6.500%, 09/01/2028	245	264
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	8,710	8,740
Denton County, GO
4.000%, 07/15/2027	740	741
Denton Independent School District, Ser B1, GO, PSF-GTD
4.000%, 08/15/2055 (A)	1,300	1,327
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,029
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,013
El Paso County, Community College District, RB
5.000%, 04/01/2028	875	912
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,964
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	536
Fort Bend County, Municipal Utility District No. 222, GO, AG
6.000%, 07/01/2027	290	299
6.000%, 07/01/2028	305	323
6.000%, 07/01/2029	315	343
6.000%, 07/01/2030	335	372
5.000%, 07/01/2031	350	380
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,027
0.720%, 08/01/2051 (A)	805	802

SEI Tax Exempt Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	$250	$260
5.000%, 08/01/2029	300	316
5.000%, 08/01/2030	300	321
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	391
4.000%, 10/01/2028	525	538
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
5.000%, 05/15/2050 (A)	1,000	1,082
Harris County, Hospital District, GO
5.000%, 02/15/2028	750	777
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2026	740	747
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2026	665	666
4.000%, 09/01/2027	695	704
4.000%, 09/01/2028	725	742
4.000%, 09/01/2029	755	771
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2027	320	326
5.500%, 03/01/2028	335	350
5.125%, 03/01/2029	350	370
5.000%, 03/01/2030	365	391
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	710
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2026	470	475
7.250%, 09/01/2027	480	504
7.250%, 09/01/2028	495	542
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	704
6.500%, 11/01/2027	735	769
6.500%, 11/01/2028	765	828
6.500%, 11/01/2029	805	896
6.500%, 11/01/2030	840	958
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2026	230	234
7.250%, 11/01/2027	350	370
7.250%, 11/01/2028	345	380
7.250%, 11/01/2029	390	444
Hays Consolidated Independent School District, GO, PSF-GTD
5.000%, 02/15/2029	750	796
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2027	$375	$384
5.500%, 05/01/2028	390	409
5.000%, 05/01/2030	420	450
Hutto Independent School District, GO, PSF-GTD
4.000%, 02/01/2055 (A)	1,435	1,465
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,200
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2028	305	316
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	369
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	848
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	176
5.750%, 09/01/2027	185	191
5.750%, 09/01/2028	195	206
5.750%, 09/01/2029	205	222
5.375%, 09/01/2030	220	240
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	252
5.500%, 12/01/2027	250	258
5.500%, 12/01/2028	250	265
5.250%, 12/01/2029	250	268
New Hope, Cultural Education Facilities, Westminster Project, RB
5.000%, 11/01/2027	345	352
5.000%, 11/01/2028	440	456
5.000%, 11/01/2029	570	599
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2027	1,665	1,689
Northside, Independent School District, GO, PSF-GTD
3.550%, 06/01/2050 (A)	1,500	1,518
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,455	3,457
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,313
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,126
Rib Floater Trust Various State,s, Ser 2025-1012, RB
1.650%, 11/15/2055 (A)(C)	3,000	3,000

34	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	$1,000	$1,084
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	1,002
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
3.080%, 02/01/2055 (A)	2,000	1,995
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,109
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2030	2,000	2,183
Tarrant County, Cultural Education Facilities Finance, Ser A, RB, TD BANK N.A.
2.050%, 10/01/2041 (A)(D)	3,375	3,375
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	5,500	5,539
Texas Municipal Gas Acquisition & Supply IV, Ser A, RB
5.500%, 01/01/2054 (A)	2,000	2,113
Texas Municipal Gas Acquisition & Supply V, RB
5.000%, 04/01/2029	750	777
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	943
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,601
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,530	3,532
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.336%, 12/15/2026 (A)	345	345
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.287%, 09/15/2027 (A)	2,150	2,153
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2028	3,185	3,271
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2027	750	757
THF Public Facility, Covington Acres, RB
3.340%, 02/01/2044 (A)	1,000	1,006
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Victory Street Public Facility, Ser N, RB
3.150%, 01/01/2047 (A)	$2,000	$2,005
		108,010

Utah — 0.7%
Cache County, School District, GO, SCH BD GTY
4.000%, 06/15/2030	1,500	1,501
Ogden, School District, GO, SCH BD GTY
5.000%, 06/15/2026	1,250	1,251
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	200
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB, UT CSCE
5.000%, 04/15/2027	250	253
5.000%, 04/15/2029	200	210
5.000%, 04/15/2030	215	229
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	1,005
		4,649

Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,436

Virginia — 1.8%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	50	51
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,658
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	532
5.000%, 07/01/2030	550	596
Louisa Industrial Development Authority, Virginia Electric and Power Company Project, RB
3.125%, 11/01/2035 (A)	3,435	3,425
Virginia Housing Development Authority, Sub-Ser F-SUB, RB
3.650%, 07/01/2033	245	245
3.600%, 01/01/2033	260	260
3.450%, 07/01/2032	370	368
3.400%, 01/01/2032	240	239

SEI Tax Exempt Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia Port Authority, Ser B, AMT, RB Pre-Refunded @ 100
5.000%, 07/01/2026 (E)	$3,400	$3,405
Virginia Small Business Financing Authority, RB
5.000%, 10/01/2029	1,110	1,167
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	320
3.800%, 07/01/2029	355	361
		12,627

Washington — 0.7%
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,530
5.000%, 07/01/2029	510	541
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,624
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,002
Washington Health Care Facilities Authority, Ser B-, RB
5.000%, 08/01/2049 (A)	205	205
		4,902

West Virginia — 0.2%
West Virginia Housing Development Fund, RB, HUD SECT 8
2.875%, 11/01/2028 (A)	1,650	1,646

Wisconsin — 4.4%
County of Buffalo Wisconsin, GO
4.000%, 09/01/2028	595	604
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2026	2,120	2,120
5.000%, 06/01/2027	2,230	2,273
Fort Atkinson, GO
4.000%, 02/01/2027	340	343
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,057
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	934
Public Finance Authority, RB
5.000%, 12/01/2030	870	919
Slinger, Redevelopment Authority, Police Station Project, Ser A, RB
5.000%, 03/01/2030	75	80
Wisconsin Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB
5.000%, 08/15/2028	1,250	1,306
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin Health & Educational Facilities Authority, RB
5.000%, 06/01/2026	$1,880	$1,880
5.000%, 12/01/2026	3,625	3,660
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,001
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (C)	4,500	4,508
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,304
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,266
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	2,850	2,859
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,000
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
2.875%, 04/01/2033 (A)	3,000	2,989
		31,530

Wyoming — 0.3%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,000

Total Municipal Bonds
(Cost $716,534) ($ Thousands)		717,178

Total Investments in Securities — 99.0%
(Cost $716,534) ($ Thousands)		$717,178

36	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Short Duration Municipal Fund (Concluded)

Percentages are based on Net Assets of $724,378 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Zero coupon security.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $21,819 ($ Thousands), representing 3.0% of the Net Assets of the Fund.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

California Municipal Bond Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS — 99.2%
California — 98.5%
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	$1,000	$1,028
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,120
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,294
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,618
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB, AG
5.250%, 07/01/2038	1,800	2,055
5.250%, 07/01/2039	1,900	2,156
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	3,500	3,783
5.000%, 08/01/2055 (A)	2,000	2,084
5.000%, 10/01/2055 (A)	3,000	3,055
5.000%, 03/01/2056 (A)	2,000	2,150
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,073
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	1,000	1,044
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2030	425	464
5.000%, 04/01/2031	470	523
California State, GO
5.000%, 08/01/2031	3,485	3,579
5.000%, 11/01/2031	4,500	4,947
5.000%, 09/01/2032	1,000	1,134
5.000%, 09/01/2035	1,000	1,139
5.000%, 10/01/2035	5,000	5,654
5.000%, 10/01/2039	1,000	1,092
4.000%, 08/01/2034	4,000	4,303
4.000%, 08/01/2035	2,500	2,506
California State, GO Pre-Refunded @ 100
5.000%, 08/01/2027 (B)	15	15
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,252

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	$2,500	$2,723
5.000%, 12/01/2037	3,180	3,447
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	1,000	1,101
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,122
5.000%, 12/01/2036	1,000	1,114
California State, Health Facilities Financing Authority, El Camino Health Services, Ser A, RB
5.000%, 02/01/2035	500	587
5.000%, 02/01/2036	200	229
5.000%, 02/01/2037	750	857
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,307
California State, Health Facilities Financing Authority, Rady Children's Hospital San Diego, RB
5.000%, 08/15/2047 (A)	2,000	2,201
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,535
California State, Health Facilities Financing Authority, St. Joseph Helath System, RB
5.250%, 10/01/2050 (A)	1,000	1,128
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	815	832
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,241	1,285
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,018
California State, Infrastructure & Economic Development Bank, Los Angeles County Museum, RB
3.250%, 06/01/2033	1,000	1,003
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	850	949
5.000%, 11/01/2037	465	513

38	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

California Municipal Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	$535	$588
5.000%, 11/01/2032	850	943
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2027	1,170	1,190
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	450
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,397
5.000%, 11/15/2035	1,340	1,460
5.000%, 11/15/2036	1,410	1,532
California State, Municipal Finance Authority, Humangood Obligation Group, RB
5.000%, 10/01/2036	1,000	1,076
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,262
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	581
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	743
5.000%, 05/15/2030	900	970
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,085
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,093
California State, Municipal Finance Authority, SFMTA Potrero Yard Modernization, RB
5.000%, 06/30/2032	1,000	1,076
5.000%, 09/01/2038	1,000	1,125
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,550	1,782
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	854

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	$2,000	$2,237
California State, Public Works Board, Various Capital Projects, Ser B, RB Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	120	124
California State, School Finance Authority, Magnolia Public Schools Obligation, RB
4.250%, 07/01/2035 (C)	2,000	2,035
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,442
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,307
California State, Statewide Communities Development Authority, Odd Fellows Home of California Project, RB, CA MTG INS
2.500%, 04/01/2031	2,000	1,976
California State, Statewide Communities Development Authority, Sequoia Living Project, RB, CA MTG INS
5.000%, 07/01/2032	490	551
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	958
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,968
California State, Various Purpose, GO
5.000%, 10/01/2029	3,000	3,240
5.000%, 10/01/2030	1,230	1,326
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,265
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,325	1,195
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,394
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	149
5.000%, 01/01/2034	175	198
5.000%, 01/01/2035	135	152
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	571

SEI Tax Exempt Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

California Municipal Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	$2,000	$2,337
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,629
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,000	1,042
5.000%, 05/15/2029	3,000	3,182
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	424
5.000%, 07/01/2034	545	597
5.000%, 07/01/2035	1,210	1,324
Los Angeles, Department of Water & Power, Water System Revenue, Ser E, RB
5.000%, 07/01/2035	6,225	6,977
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	570
5.000%, 05/01/2035	500	567
Los Angeles, Municipal Improvement Corp, Los Angeles Convention Center, RB
5.000%, 05/01/2038	1,750	1,989
Los Angeles, Unified School District, COP
5.000%, 10/01/2035	1,220	1,376
Los Angeles, Unified School District, COP Pre-Refunded @ 100
5.000%, 10/01/2033 (B)	1,780	2,060
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2031	2,500	2,765
5.000%, 07/01/2034	2,230	2,580
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	801
5.000%, 10/01/2035	900	1,025
Mount Diablo, Unified School District, Ser C, GO
5.000%, 08/01/2037	285	330
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	355	355
Ontario, Public Financing Authority, Ser A, RB
5.000%, 11/01/2037	1,000	1,159
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,156
5.000%, 06/01/2037	2,000	2,296

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Plumas Lake, Elementary School District, COP, AG
5.000%, 06/01/2033	$580	$614
River Islands, Public Financing Authority, Ser A, RB, AG
5.000%, 09/01/2036	300	340
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,151
5.000%, 10/01/2036	650	746
5.000%, 10/01/2037	700	797
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,456
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,242
5.250%, 07/01/2037	750	852
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	401
5.000%, 07/01/2027	500	511
5.000%, 07/01/2028	1,000	1,021
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,029
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,640
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser A, AMT, Special Tax
5.250%, 05/01/2038	1,000	1,140
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2032	2,000	2,203
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	1,200	1,355
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,247
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	793

40	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

California Municipal Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	$1,000	$995
3.000%, 08/01/2033	2,580	2,551
Southern California, Logistics Airport Authority, Ser A, TA, AG
5.000%, 12/01/2037	430	496
Southern California, Public Power Authority, RB
5.000%, 07/01/2053 (A)	2,000	2,093
Southern California, Public Power Authority, Ser A, RB
5.000%, 07/01/2035	400	434
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2027	1,000	1,006
Stockton, Unified School District, Ser A, GO, BAM
5.000%, 08/01/2031	750	840
5.000%, 08/01/2032	600	683
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	593
4.000%, 08/01/2028	435	445
4.000%, 08/01/2029	735	758
4.000%, 08/01/2030	1,320	1,373
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	535
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,432
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,284
University of California, Ser CD, RB
5.000%, 05/15/2036	3,500	4,113
University of California, Ser CE, RB
5.000%, 11/15/2039	2,000	2,368
		218,392
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,508

Total Municipal Bonds
(Cost $223,683) ($ Thousands)		219,900

		Market Value
Description	Shares	($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	1,027,705	$1,028
Total Cash Equivalent
(Cost $1,028) ($ Thousands)		1,028
Total Investments in Securities — 99.7%
(Cost $224,711) ($ Thousands)		$220,928

Percentages are based on Net Assets of $221,589 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $2,035 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

SEI Tax Exempt Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,574	$40,052	$(40,598)	$—	$—	$1,028	$56	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

42	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Massachusetts Municipal Bond Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS — 99.9%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$436

Massachusetts — 99.2%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,585
Commonwealth of Massachusetts Transportation Fund Revenue, RB
5.000%, 06/01/2038	1,000	1,143
Commonwealth of Massachusetts, Ser B, GO
5.000%, 06/01/2036	750	864
Hingham, GO
4.000%, 02/15/2030	340	352
4.000%, 02/15/2031	320	330
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	400	443
5.250%, 07/01/2031	750	844
5.000%, 07/01/2036	1,500	1,754
Massachusetts Bay, Transportation Authority, Ser B, RB
5.000%, 07/01/2037	1,000	1,148
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,108
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2032	250	279
Massachusetts Development Finance Agency, RB
5.500%, 10/01/2035	500	555
5.000%, 12/01/2038	1,800	2,011
Massachusetts Development Finance Agency, Ser F, RB
5.000%, 07/01/2038	1,000	1,157
Massachusetts Development Finance Agency, Ser N, RB
5.000%, 07/01/2037	1,000	1,146
Massachusetts Development Finance Agency, Ser S, RB
4.000%, 02/15/2036	500	540
Massachusetts Development Finance Agency, Tufts University Student Housing Project, RB
5.000%, 06/01/2037	440	488
5.000%, 06/01/2038	670	738
Massachusetts Port Authority, Ser A, AMT, RB
5.000%, 07/01/2036	500	521

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts School Building Authority, Sub-Ser, RB
5.000%, 02/15/2038	$500	$585
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2032	1,000	1,123
5.000%, 02/01/2033	1,000	1,138
Massachusetts State, Development Finance Agency, Amherst College, RB
5.000%, 11/01/2055 (A)	1,000	1,159
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,246
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,096
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	200
Massachusetts State, Development Finance Agency, Boston University Housing Project, RB
5.000%, 10/01/2065 (A)	1,000	1,127
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	500	501
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,438
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	667
5.000%, 01/01/2037	600	650
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,351
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	1,000	1,048
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,068
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	434
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	393
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	722

SEI Tax Exempt Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Massachusetts Municipal Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	$1,000	$1,035
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,141
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,016
5.000%, 07/01/2035	1,000	1,105
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	225
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	878
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	402
5.000%, 07/01/2033	1,000	1,068
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	427
5.000%, 07/01/2034	200	225
5.000%, 07/01/2035	250	279
5.000%, 07/01/2036	275	306
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	450
5.000%, 07/01/2032	440	485
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,020
5.000%, 07/01/2029	840	889
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,022
5.000%, 07/01/2028	750	776
5.000%, 07/01/2029	500	529
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,042
Massachusetts State, RB, NATL
5.500%, 01/01/2034 (B)	350	401
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	325
5.000%, 03/01/2035	565	646
Massachusetts State, Ser B, GO
5.000%, 11/01/2036	750	850

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	$2,500	$2,815
5.000%, 10/01/2034	210	235
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	1,000	1,100
5.000%, 11/01/2031	345	379
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,135
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	577
Massachusetts Water Resources Authority, Ser C, RB
5.000%, 08/01/2038	1,000	1,155
Tri-County, Regional Vocational Technical School District, GO
5.000%, 06/01/2038	775	864
Worcester, GO
4.000%, 02/15/2030	285	292
		60,046

Total Municipal Bonds
(Cost $60,968) ($Thousands)		60,482

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	488,509	489
Total Cash Equivalent
(Cost $489) ($Thousands)		489
Total Investments in Securities — 100.7%
(Cost $61,457) ($Thousands)		$60,971

Percentages are based on Net Assets of $60,522 ($Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

44	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026 ($Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$337	$11,888	$(11,736)	$—	$—	$489	$22	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 95.6%
Delaware — 3.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,059
5.000%, 01/01/2030	180	195
5.000%, 01/01/2031	115	126
5.000%, 01/01/2032	225	251
5.000%, 01/01/2033	225	249
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	510
5.000%, 01/01/2036	340	384
		2,774

Guam — 1.2%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	689
5.000%, 07/01/2037	400	437
		1,126

New Jersey — 81.5%
Bergen County, GO
3.000%, 07/15/2029	1,000	1,001
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,791
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	560
Edison, GO
3.000%, 03/15/2033	1,635	1,617
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	765
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	407
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,047
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	407
Montclair State University, Ser A, RB, AG
5.000%, 07/01/2036	520	591
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,113
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	722
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$1,000	$1,019
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,163
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,158
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,109
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,264
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	388
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,455
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,265
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	900
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,002
New Jersey State, Educational Facilities Authority, William Patterson University, RB, BAM
5.000%, 07/01/2032	1,500	1,662
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,002
5.000%, 07/01/2031	725	794
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,103
5.000%, 07/01/2037	820	834

46	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	$1,000	$1,116
5.000%, 07/01/2035	350	396
5.000%, 07/01/2036	525	591
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2029	2,000	2,128
5.000%, 07/01/2032	1,225	1,352
5.000%, 07/01/2034	1,205	1,365
5.000%, 07/01/2036	2,000	2,240
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,329
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,618
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	751
5.000%, 12/01/2031	615	663
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	514
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	209
5.000%, 07/01/2029	270	287
5.000%, 07/01/2030	260	277
5.000%, 07/01/2031	375	399
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,549
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,081
4.000%, 06/15/2035	2,585	2,639
4.000%, 06/15/2036	1,515	1,537
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	500	550
5.000%, 06/15/2038	1,500	1,686
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	1,500	1,699
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	2,500	2,738
5.000%, 06/15/2036	940	1,021
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	$1,500	$1,691
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2034	3,000	3,417
5.000%, 01/01/2036	750	861
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2035	1,000	1,148
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,011
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	546
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	541
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,335
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	518
5.000%, 06/01/2034	3,000	3,103
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	457
5.000%, 04/15/2037	550	624
		75,126

New York — 7.9%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,553
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,340
4.000%, 07/15/2036	1,325	1,341
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	1,000	1,071
		7,305

Pennsylvania — 2.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,000	1,025
Delaware River, Port Authority, RB
5.000%, 01/01/2037	750	843
		1,868

Total Municipal Bonds
(Cost $89,076) ($Thousands)		88,199

SEI Tax Exempt Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

New Jersey Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	2,726,867	$2,727

Total Cash Equivalent
(Cost $2,727) ($ Thousands)		2,727

Total Investments in Securities — 98.6%
(Cost $91,803) ($ Thousands)		$90,926
Percentages are based on Net Assets of $92,178 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.

†	Investment in Affiliated Security.

The following is a summary of the transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$198	$15,181	$(12,652)	$—	$—	$2,727	$33	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

48	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

New York Municipal Bond Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS — 99.0%
Guam — 1.9%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$799
5.000%, 07/01/2037	420	459
Territory of Guam, Business Privilege Tax, Ser G, RB
5.000%, 01/01/2030	800	844
		2,102
New York — 97.1%
Albany Capital Resource, RB
5.000%, 05/01/2035	415	468
Albany, Capital Resource, RB
5.000%, 05/01/2036	500	563
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	964
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,070
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	961
5.000%, 09/01/2036	1,000	1,062
5.000%, 09/01/2037	1,475	1,562
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	505
Build NYC Resource, Urban Resource Institute Project, RB
4.125%, 12/01/2035	500	514
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	702
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,216
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,509
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2037	1,895	2,113
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,108
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	1,750	1,818
Metropolitan Transportation Authority, RB
5.000%, 11/15/2032	2,000	2,240
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	826

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	$3,100	$3,288
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,642
5.000%, 08/01/2037	1,765	1,891
New York City Municipal Water Finance Authority, Ser DD-REMK, RB
5.000%, 06/15/2033	1,000	1,141
New York City Municipal Water Finance Authority, Sub-Ser, RB
5.000%, 06/15/2036	650	753
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,664
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,534
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S, RB
5.000%, 02/01/2039	3,000	3,357
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	2,125	2,197
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,034
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,851
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,026
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,449
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,001
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sinai Project, RB
5.000%, 07/01/2026	1,000	1,000
New York State, Dormitory Authority, Iona University, RB, AG
5.000%, 07/01/2037	760	863
5.000%, 07/01/2038	850	957
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2030	1,095	1,175

SEI Tax Exempt Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

New York Municipal Bond Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Mount Sinai Hospital Obligated Group, RB
5.500%, 07/01/2038	$1,925	$2,130
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	1,000	1,125
4.000%, 05/01/2037	1,250	1,263
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,259
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,680
New York State, Dormitory Authority, RB, AG ST AID WITHHLDG
5.000%, 10/01/2032	2,000	2,240
New York State, Dormitory Authority,
Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,113
New York State, Dormitory Authority, Roswell Park Cancer Institute Obligated Group, RB, AG
5.000%, 07/01/2033	750	840
5.000%, 07/01/2034	1,255	1,416
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,290
5.000%, 10/01/2036	2,000	2,200
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, ST AID WITHHLDG
5.000%, 10/01/2029	2,500	2,579
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,540
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	864
New York State, Dormitory Authority, The New School, Ser A, RB
5.000%, 07/01/2035	1,365	1,521
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AG
5.000%, 10/01/2038	1,000	1,092
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,025

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Environmental Facilities, Sub-Ser, RB
5.000%, 06/15/2028	$1,145	$1,205
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,708
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,773
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,569
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,919
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,142
5.000%, 12/01/2033	1,560	1,681
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2030	1,000	1,086
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,276
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 10/01/2035	1,000	1,043
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	665
New York Transportation Development, JFK International Airport Terminal 1 Project, AMT, RB, AG
5.500%, 06/30/2038	1,700	1,897
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,349
Triborough Bridge & Tunnel Authority, RB
5.000%, 11/15/2031	1,250	1,385
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2037	2,000	2,279
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	3,335	3,472

50	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

New York Municipal Bond Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Trust for Cultural Resources of The City of New York, RB
5.000%, 12/01/2032	$2,000	$2,228
Utility Debt Securitization Authority, Ser TE-2, RB
5.000%, 12/15/2032	2,000	2,204
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2026	300	300
		107,387

Total Municipal Bonds
(Cost $109,555) ($ Thousands)		109,489

	Shares

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	2,207,378	2,207
Total Cash Equivalent
(Cost $2,207) ($ Thousands)		2,207
Total Investments in Securities — 101.0%
(Cost $111,762) ($ Thousands)		$111,696

Percentages are based on Net Assets of $110,551 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,487	$20,272	$(19,552)	$—	$—	$2,207	$47	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.5%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$981

Pennsylvania — 98.8%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,580	2,720
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,421
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	541
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,589
5.000%, 04/01/2036	1,000	1,026
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,061
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,823
Chester County, GO
4.000%, 07/15/2029	300	311
4.000%, 07/15/2030	250	258
Chester County, Ser B, GO
5.000%, 07/15/2036	750	840
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,611
5.000%, 06/01/2029	500	521
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	828
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	257
5.000%, 08/01/2036	255	282
5.000%, 08/01/2037	345	379
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	511
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	511
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,042
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	$1,300	$1,333
Delaware River, Port Authority, RB
5.000%, 01/01/2037	1,000	1,124
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,396
4.000%, 12/01/2038	1,000	1,021
Downingtown, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 11/01/2037	750	833
5.000%, 11/01/2038	1,000	1,105
5.000%, 11/01/2039	650	714
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,395
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	408
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,232
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,605
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	966
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,561
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	752
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	409
5.000%, 07/01/2029	350	364
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,100
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,149
Octorara, School District, GO, AGM
4.000%, 04/01/2029	900	927

52	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State University, RB
5.000%, 09/01/2035	$850	$955
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,113
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,616
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,350	1,362
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	1,000	1,083
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	800
5.000%, 10/15/2030	925	1,001
5.000%, 12/15/2039	1,200	1,256
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser B, RB
5.000%, 03/15/2038	2,000	2,196
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	854
5.000%, 08/01/2036	725	818
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,085
5.000%, 09/01/2032	2,590	2,901
5.000%, 08/15/2033	1,310	1,482
5.000%, 04/01/2038	1,250	1,424
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,550
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2035	4,700	5,053
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2035	1,000	1,087
5.000%, 05/01/2036	1,000	1,087
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	271
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028 (A)	70	71
5.000%, 02/15/2035	2,000	2,297
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	$15	$15
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	77
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,665
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2037	1,300	1,455
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	534
Pennsylvania State, Housing Finance Agency, Ser 153A, RB
5.500%, 10/01/2028	740	784
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,235	1,250
Pennsylvania State, Ser A, COP
5.000%, 07/01/2028	400	415
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,350	1,478
5.000%, 12/01/2031	1,000	1,102
5.000%, 12/01/2032	2,000	2,216
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,710
5.000%, 12/01/2033	375	421
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	554
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	518
5.000%, 06/01/2031	1,165	1,278
5.000%, 06/01/2033	895	1,005
5.000%, 12/01/2034	1,000	1,109
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,683
5.000%, 07/01/2031	1,100	1,194
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2027	1,705	1,748
5.000%, 10/01/2029	2,000	2,015
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,088

SEI Tax Exempt Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	$2,500	$2,772
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,006
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,073
Philadelphia, Industrial Development Authority, Rebuild Project, Ser A, RB
5.000%, 12/01/2037	1,750	1,980
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
4.000%, 07/01/2035	5,325	5,346
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	1,350	1,387
5.000%, 09/01/2039	1,500	1,657
Philadelphia, Ser A, GO
5.000%, 05/01/2031	1,000	1,099
5.000%, 08/01/2038	1,000	1,121
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,359
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2027	300	310
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,481
5.000%, 06/01/2034	800	888
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,500	2,869
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,032
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,099
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	226
5.000%, 09/01/2037	300	336
5.000%, 09/01/2038	400	446
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	483
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	$250	$272
5.000%, 10/01/2031	325	352
Southcentral Pennsylvania, General Authority, Wellspan Health Obligated Group, RB
5.000%, 06/01/2032	1,250	1,387
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,122
5.000%, 06/01/2033	1,000	1,115
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	725	746
Swarthmore Borough, Authority, Swathmore College, RB
5.000%, 09/15/2055 (C)	1,000	1,141
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,285
Westmoreland County, Municipal Authority, Ser A, RB, BAM
5.000%, 08/15/2037	1,500	1,675
		136,667

Total Municipal Bonds
(Cost $138,600) ($Thousands)		137,648

	Shares
CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	9,318,287	9,318
Total Cash Equivalent
(Cost $9,318) ($Thousands)		9,318
Total Investments in Securities — 106.2%
(Cost $147,918) ($Thousands)		$146,966

Percentages are based on Net Assets of $138,326 ($Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of May 31, 2026.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

54	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,106	$29,996	$(21,784)	$—	$—	$9,318	$59	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 68.7%
Alabama — 1.4%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$787
Baldwin County, Industrial Development Authority, AMT, RB
4.625%, 06/01/2055 (A)(B)	600	606
4.300%, 03/01/2056 (A)(B)	250	246
Baldwin County, Industrial Development Authority, Novelis Corporation Project, AMT, RB
5.000%, 06/01/2055 (A)(B)	2,200	2,252
Black Belt Energy Gas District, Ser E, RB
5.000%, 12/01/2055 (B)	500	534
Black Belt, Energy Gas District, Ser B, RB
5.000%, 10/01/2035	755	766
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (B)	3,100	3,348
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (B)	510	529
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (B)	1,000	1,096
Southeast Energy Authority A Cooperative District, Ser A, RB
5.000%, 01/01/2056 (B)	1,245	1,273
		11,437
Alaska — 0.2%
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	620	637
Northern Tobacco Securitization, Ser B-2-CLASS, RB
0.000%, 06/01/2066 (C)	10,900	1,244
		1,881
Arizona — 1.2%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (A)	1,090	1,070
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.125%, 01/01/2059	5,428	4,902
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (A)(D)	3,000	-

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (A)	$1,510	$1,513
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
1.600%, 11/15/2052 (B)	1,200	1,200
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	930
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	220	201
		9,816
Arkansas — 0.1%
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	796

California — 7.7%
California Community Choice Financing Authority, Ser A-1, RB
5.000%, 04/01/2056 (B)	1,000	1,080
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (B)	990	1,076
5.000%, 01/01/2055 (B)	1,400	1,440
5.000%, 11/01/2055 (B)	850	874
California State, Community Choice Financing Authority, Clean Energy Project, Ser A, RB
5.000%, 01/01/2056 (B)	700	721
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(B)	2,600	2,612
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(B)	4,700	4,693
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(B)	1,600	1,588
6.000%, 03/01/2053 (A)(B)	6,200	6,268
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (C)	920	563

56	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (A)	$1,305	$1,329
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (A)	1,000	975
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(D)	3,432	–
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (A)	500	474
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (A)(D)	1,000	600
5.000%, 06/01/2051 (A)(D)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (B)	1,945	1,702
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,283
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	2,805	2,857
California State,wide Communities Development Authority, Ser A, RB
6.250%, 09/02/2061 (A)	1,500	1,536
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (A)	1,095	990
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (A)	500	374
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (A)	1,000	760
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (A)	500	389
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (A)	2,000	2,040
0.000%, 09/01/2062 (A)(E)(F)	7,800	5,314
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (C)	22,000	2,191
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	920	841
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hastings Campus Housing Finance Authority, Ser A, RB
5.000%, 07/01/2061 (A)	$2,000	$1,781
Morongo, Band of Mission Indians, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2028 (A)(G)	1,000	1,056
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,248
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (C)	15,040	2,433
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (C)	5,410	3,556
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (C)	5,700	1,051
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (C)	1,800	1,317
		64,612
Colorado — 2.1%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,502
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	503
5.000%, 12/01/2048	500	500
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	335
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2051 (E)(F)	2,000	1,668
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (A)	600	412
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
4.000%, 08/01/2044	2,000	1,855
Colorado State, Health Facilities Authority, Covenant Living Communities and Services, RB
5.000%, 12/01/2035	1,000	1,083
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(B)	2,140	2,152

SEI Tax Exempt Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	$420	$438
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,143	1,146
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	3,999	4,116
Kinston Metropolitan District No. 5, Ser A, GO
5.500%, 12/01/2045 (A)	560	576
Pinery, Commercial Metropolitan District No. 2, RB
5.750%, 12/01/2054	500	496
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	313
Village Metropolitan District, Ser A, GO
5.750%, 12/01/2055	500	507
		17,602
Connecticut — 0.3%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (A)	1,500	1,431
Connecticut State, Health & Educational Facilities Authority, Ser A-, RB
1.500%, 07/01/2042 (B)	1,000	1,000
		2,431
Delaware — 0.1%
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,009

District of Columbia — 0.1%
District of Columbia, RB
5.000%, 06/01/2050	650	601

Florida — 2.6%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	28
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (A)	1,000	915
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (A)	3,500	3,007
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Charlotte County, Industrial Development Authority, Town & Country Utilities Project, AMT, RB
6.125%, 10/01/2055	$600	$620
4.000%, 10/01/2051 (A)	500	408
County, of Miami-Dade Florida Water & Sewer System Revenue, Ser B, RB
4.000%, 10/01/2049	4,000	3,626
Florida Higher Educational Facilities Financing Authority, Jacksonville University, RB
4.500%, 06/01/2033 (A)	500	499
Florida Higher Educational Facilities Financing Authority, Keiser University Project, Ser UNIV, RB
6.000%, 07/01/2045 (A)	1,700	1,740
Florida Higher Educational Facilities Financing Authority, Ser UNIV, RB
6.250%, 07/01/2055 (A)	300	304
Florida State, Capital Trust Agency, RB
4.750%, 12/01/2042	300	309
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB, AG
5.000%, 07/01/2044	3,200	3,152
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (A)	765	542
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	318	4
Lakewood Ranch Stewardship District, Southeast Project, SAB
5.500%, 05/01/2040	1,345	1,466
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,017
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,250	1,251
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)(D)	3,365	673
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	642
4.000%, 05/15/2028	510	514

58	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	$145	$148
		22,191
Georgia — 2.0%
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (A)	300	308
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,578
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052 (D)	1,620	648
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (A)	1,460	1,408
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2053 (B)	2,150	2,254
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 08/01/2052 (A)(B)	500	501
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,635
5.000%, 01/01/2056	500	501
Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2055 (B)	1,700	1,800
		16,633
Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (A)	225	226
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (A)	1,300	1,259
		1,485
Illinois — 2.4%
Chicago Board of Education, GO
5.750%, 12/01/2050	2,050	2,066
Chicago Board of Education, Ser B, GO
5.000%, 12/01/2040	2,100	2,094
Chicago Board of Education, Ser C, GO
6.000%, 12/01/2038	500	545
6.000%, 12/01/2043	2,320	2,476
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	1,800	1,701
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	$500	$499
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,037
City of Chicago Illinois, Ser A, GO
5.500%, 01/01/2039	800	835
Hillside, TA
5.000%, 01/01/2030	950	954
Illinois Finance Authority, Ascension, Ser C, RB
Pre-Refunded @ 100
5.000%, 02/15/2027 (G)	480	487
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (A)	350	312
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (A)	1,000	723
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,561	47
5.000%, 02/15/2037 (D)	1,561	47
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB, TD BANK N.A.
2.100%, 08/01/2044 (B)(H)	1,500	1,500
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,527
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,139
		19,989
Indiana — 0.4%
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (A)(D)	10,200	1
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,245
		3,246
Iowa — 1.2%
City of Stuart Iowa, Ser B, RB
5.125%, 06/01/2042	525	535
Iowa Finance Authority, RB
4.500%, 10/01/2035	750	756
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (B)(G)	4,200	4,507

SEI Tax Exempt Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	$1,000	$959
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	420	423
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (A)	2,000	1,695
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
0.000%, 06/01/2065 (C)	10,440	1,515
		10,390
Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	923
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	516
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	210	212
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(C)	1,645	959
		2,610
Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	712
6.000%, 11/15/2036	1,700	1,344
		2,056
Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (A)	600	620
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (A)	400	369
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (A)	$430	$439
		1,428
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, BANK OF AMERICA N.A.
1.950%, 05/15/2053 (B)(H)	1,000	1,000
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	626
		1,626
Massachusetts — 1.0%
Commonwealth of Massachusetts, GO
5.000%, 02/01/2055	3,900	4,051
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2050	1,600	1,672
Massachusetts Health & Educational Facilities Authority, Ser R, RB
1.780%, 07/01/2031 (B)	700	700
University of Massachusetts Building Authority, RB
5.000%, 11/01/2033	2,000	2,285
		8,708
Michigan — 2.1%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,132
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (B)	5,736	4,647
Michigan Finance Authority, RB
4.000%, 02/15/2047	2,500	2,248
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	231
4.800%, 09/01/2040	185	153
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (C)	5,000	1,346
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (C)	28,500	4,054
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2, Cl 2, RB
0.000%, 06/01/2065 (C)	19,800	2,035

60	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (C)	$125,250	$2,201
		18,047
Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	165	165
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	531
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (A)	750	753
		1,449
Missouri — 0.9%
Health & Educational Facilities Authority of the Missouri State, RB
6.250%, 06/01/2046 (A)	350	349
Lees Summit Industrial Development Authority, Ser A, RB
5.375%, 08/15/2050	400	403
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	992
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,142
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,085	2,075
		7,961
Nevada — 0.5%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (A)	2,688	–
5.125%, 12/15/2037 (A)	1,754	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (A)(C)	10,000	1,175
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (A)(C)	16,500	2,674
		3,849
New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1, RB
3.787%, 09/20/2034 (A)	3,874	3,736
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	$1,447	$1,399
		5,135
New Jersey — 1.4%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,514
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,091
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	443
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,469
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,001
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2046	635	629
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	504
		11,651
New York — 6.1%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,477
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,009
4.600%, 02/01/2051	500	394
Metropolitan Transportation Authority, Ser 2005D-1-REMK, RB, TRUIST BANK
2.100%, 11/01/2035 (B)(H)	2,000	2,000
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,502
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,110

SEI Tax Exempt Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B, RB
5.000%, 05/01/2051	$400	$415
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (B)	1,950	2,016
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	744
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (C)	57,000	4,836
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (C)	28,000	2,382
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2053	1,400	1,453
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,168
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (A)	4,000	4,003
5.000%, 11/15/2044 (A)	1,000	1,001
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,206
5.000%, 01/01/2033	4,085	4,174
4.000%, 10/01/2030	1,000	1,019
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,109
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	775	877
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	2,600	2,665
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,600
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York Transportation Development, JFK International Airport Project, AMT, RB, BAM-TCRS
5.500%, 06/30/2060	$2,540	$2,617
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	511
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (C)	18,500	1,547
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	955
5.250%, 09/15/2053	2,500	2,309
		51,099
North Carolina — 0.3%
Charlotte-Mecklenburg, Hospital Authority, RB
2.050%, 01/15/2038 (B)	500	500
North Carolina Medical Care Commission, Ser C, RB
2.050%, 06/01/2055 (B)	1,500	1,500
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	870	962
		2,962
North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (A)(D)	1,500	–
6.625%, 12/15/2031 (A)(D)	1,000	–
		–
Ohio — 2.8%
Blanchard Valley Port Authority, RB
6.250%, 01/01/2046 (A)	1,100	1,113
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	7,700	6,146
0.000%, 06/01/2057 (C)	42,200	2,812
Columbus-Franklin County, Finance Authority, RB
6.300%, 01/01/2046 (A)	900	905
County, of Muskingum Ohio, RB
5.000%, 02/15/2048	500	477
Dayton-Montgomery County, Port Authority, Liberty Assisted Living, Springfield Project, RB
6.625%, 01/01/2045 (A)	500	532

62	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	$4,000	$4,020
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (A)(D)	1,508	19
6.000%, 04/01/2038 (A)(D)	1,282	16
Ohio Housing Finance Agency, RB
6.500%, 01/01/2045 (A)	500	524
6.300%, 01/01/2045	1,300	1,344
6.250%, 01/01/2045 (A)	940	985
6.125%, 01/01/2046 (A)	700	713
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (A)	4,250	3,896
		23,502
Oklahoma — 0.4%
Murray County, Educational Facilities Authority, RB
4.750%, 09/01/2043	500	490
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,686
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	14
6.875%, 11/01/2046 (D)	1,081	7
6.625%, 11/01/2036 (D)	522	3
		3,200
Oregon — 0.1%
University of Oregon, Ser A, RB
5.000%, 04/01/2050	600	615

Other — 3.0%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.144%, 01/25/2040 (B)	4,850	4,758
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.555%, 08/25/2040 (B)	5,792	5,763
4.033%, 12/25/2036 (B)	5,099	5,014
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.686%, 10/25/2040 (B)	3,049	3,063
Freddie Mac, Multifamily ML Certificates, Ser ML-29, RB
4.869%, 01/25/2043 (B)	6,255	6,459
		25,057
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 3.0%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	$1,000	$1,003
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	587
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	306
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (G)	3,275	3,465
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,019
Pennsylvania Economic Development Financing Authority, Noble Environmental Inc Project, AMT, RB
6.875%, 09/01/2047 (A)	500	540
Pennsylvania Economic Development Financing Authority, Ser D-REMK, RB, JP MORGAN CHASE BANK NA
2.100%, 05/15/2053 (B)(H)	3,300	3,300
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2049	1,210	1,234
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	5,055
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (B)	1,000	1,001
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,265
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2026 (A)(G)	2,000	2,024
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (A)	2,800	2,841
		25,640

SEI Tax Exempt Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico — 7.0%
Commonwealth of Puerto Rico, Sub-Ser ALLOWED, Notes
%, 11/01/2051 (B)(E)	$3,000	$964
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2031 (D)	2,895	2,128
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.162%, 07/01/2029 (B)	6,570	6,465
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020 (D)	1,380	1,014
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	930
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	8,457	8,289
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	4,503	4,441
0.000%, 07/01/2046 (C)	15,600	5,666
0.000%, 07/01/2051 (C)	41,435	11,073
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	800	798
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	2,004
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(E)	3,550	2,449
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (B)(E)	17,549	12,328
		58,549
Rhode Island — 0.9%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (C)	6,890	934
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,986
		7,920
South Carolina — 0.4%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (B)	1,800	1,940
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina Jobs-Economic Development Authority, RB
6.250%, 10/15/2042 (A)	$500	$520
5.375%, 04/01/2056	750	765
		3,225
Tennessee — 0.4%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,766
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/ FHA
4.200%, 05/01/2040	985	979
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	531
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	340	343
		3,619
Texas — 6.6%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (A)(D)	3,000	150
7.500%, 12/01/2045 (A)(D)	1,750	88
Arlington Higher Education Finance, Basis Texas Charter Schools, RB
5.750%, 06/15/2055 (A)	1,500	1,519
Austin Affordable Pfc, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,719
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (A)	500	376
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
10.000%, 06/01/2042 (A)(B)	1,406	49
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (A)(D)	3,615	126
7.000%, 03/01/2039 (D)	480	17
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (A)	2,000	1,993
City of Houston Texas Airport System Revenue, AMT, RB
5.500%, 07/15/2035	250	269

64	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	$995	$996
Denton Essential Investments Public Facility Corporation, RB
6.697%, 01/01/2059	2,900	2,839
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B, AMT, RB
5.500%, 07/15/2035	4,000	4,346
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, RB
2.050%, 11/01/2038 (B)	500	500
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,500	979
5.000%, 07/01/2031 (D)	250	163
5.000%, 07/01/2046	2,540	2,254
5.000%, 07/01/2051	600	582
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	925	919
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	501
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	448
North East Texas Regional Mobility Authority, Sub-Ser B, RB
5.000%, 01/01/2027	325	329
North Fort Bend Water Authority, Ser A, RB
4.000%, 12/15/2044	8,455	8,030
Port Isabel, GO
5.100%, 02/15/2049 (A)	1,000	967
Tarrant County, Cultural Education Facilities Finance, RB
1.700%, 11/15/2063 (B)	1,500	1,500
Texas Municipal Gas Acquisition & Supply V, RB
5.000%, 04/01/2036	4,600	4,850
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.086%, 12/15/2026 (B)	3,000	3,001
Texas State, Water Development Board, Ser A, RB
4.875%, 10/15/2048	10,500	10,820
Texas Transportation Commission, GO
5.000%, 04/01/2044	3,400	3,751
		55,081
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.8%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (A)	$1,885	$1,609
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (A)	500	515
5.500%, 06/15/2039 (A)	1,790	1,851
Pine View Public Infrastructure District No. 2, SAB
6.250%, 12/01/2055 (A)	500	503
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (A)	500	503
South Salt Lake Redevelopment Agency, TA
6.250%, 04/15/2046 (A)	500	512
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	200	200
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (A)	1,300	1,082
		6,775

Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (A)	2,000	1,961
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	378
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	1,004
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	21
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	33	25
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,742
Virginia State, Small Business Financing Authority, Mary Washington Healthcare Obligated Group, RB
5.000%, 06/15/2041	1,000	1,082

SEI Tax Exempt Trust	65

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (A)	$6,565	$5,463
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	1,500	1,487
		13,222

Washington — 1.1%
King County, Public Hospital District No. 4, Ser S, RB
6.625%, 12/01/2045	500	507
Washington Economic Development Finance Authority, AMT, RB
5.875%, 12/01/2045 (B)	500	509
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,048
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (A)	225	227
4.000%, 07/01/2028 (A)	300	300
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	1,996
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	2,628	2,456
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.220%, 03/01/2050 (B)	1,974	1,926
		8,969
West Virginia — 1.4%
West Virginia Economic Development Authority, Core Natural Resources Inc Project, AMT, RB
5.450%, 01/01/2055 (A)(B)	2,500	2,715
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,237
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (C)	73,250	7,144
		12,096
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin — 3.2%
Public Finance Authority, Georgia Express Lanes Project, Ser Senior 400, AMT, RB
5.750%, 12/31/2065	$3,150	$3,264
Public Finance Authority, RB
6.500%, 04/01/2041 (A)	500	495
5.500%, 06/15/2036 (A)	1,000	1,002
Wisconsin Health & Educational Facilities Authority, Covenant Communities Inc Project, RB
4.500%, 07/01/2043	300	280
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	960
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,035
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,292
5.000%, 08/01/2028	610	609
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,386
5.000%, 03/01/2048	1,500	1,299
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A, RB
7.000%, 11/01/2046 (A)(D)	3,500	1,225
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (A)	1,000	725
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (A)	3,250	3,478
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (A)(D)	2,770	1,383
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (A)(C)	321	252
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (A)	1,750	1,694
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	842

66	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (A)(D)	$5,070	$2,281
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (A)	2,500	2,296
		26,798

Total Municipal Bonds
(Cost $623,766) ($ Thousands)		576,968

CORPORATE OBLIGATIONS — 20.1%
Financials — 19.5%
Allianz
6.500%, H15T5Y + 2.233%(A)(B)(I)	3,000	3,014
American Express
3.550%, H15T5Y + 2.854%(B)(I)	1,600	1,591
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(B)(I)	6,900	6,900
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(B)(I)	1,200	1,311
7.125%, H15T5Y + 2.985%(B)(I)	1,000	1,008
Banco Santander
9.625%, H15T5Y + 5.306%(B)(I)	3,000	3,271
7.250%, H15T5Y + 2.837%(B)(I)	500	504
Bank of America
6.625%, H15T5Y + 2.684%(B)(I)	3,600	3,720
6.250%, H15T5Y + 2.351%(B)(I)	2,000	2,030
6.125%, H15T5Y + 3.231%(B)(I)	1,400	1,415
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (B)	2,000	2,093
6.875%, H15T5Y + 2.976%, 11/26/2085 (B)	800	814
Bank of New York Mellon
5.625%, H15T5Y + 2.034%(B)(I)	2,200	2,189
3.750%, H15T5Y + 2.630%(B)(I)	3,100	3,070
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (B)	3,200	3,342
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(I)	200	221
7.625%, USISSO05 + 3.686%(B)(I)	3,700	3,897
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (A)	6,000	4,431
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(B)(I)	1,200	1,259
7.750%, H15T5Y + 4.899%(A)(B)(I)	4,290	4,498
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(B)(I)	2,700	2,758
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
6.500%, H15T5Y + 2.727%, 07/28/2086 (B)	$2,000	$1,997
Capital One Financial
3.950%, H15T5Y + 3.157%(B)(I)	1,600	1,592
Charles Schwab
6.100%, H15T5Y + 2.250%(B)(I)	3,200	3,204
Citigroup
7.125%, H15T5Y + 2.693%(B)(I)	1,000	1,021
7.000%, H15T10Y + 2.757%(B)(I)	1,500	1,555
6.950%, H15T5Y + 2.726%(B)(I)	1,250	1,272
6.875%, H15T5Y + 2.890%(B)(I)	1,300	1,326
6.625%, H15T5Y + 3.001%(B)(I)	2,400	2,437
Citizens Financial Group
4.000%, H15T5Y + 3.215%(B)(I)	900	893
Corebridge Financial
6.875%, H15T5Y + 3.181%(B)(I)	930	955
6.875%, H15T5Y + 3.846%, 12/15/2052 (B)	950	964
Credit Agricole
7.125%, USISSO05 + 3.584%(A)(B)(I)	600	619
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(B)(I)	3,000	2,911
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(B)(I)	5,100	5,349
HSBC Holdings PLC
7.000%, H15T5Y + 2.798%(B)(I)	1,000	1,021
6.750%, H15T5Y + 2.513%(B)(I)	300	301
6.000%, USISDA05 + 3.746%(B)(I)	1,500	1,506
Huntington Bancshares
6.250%, H15T5Y + 2.653%(B)(I)	1,750	1,750
4.450%, H15T7Y + 4.045%(B)(I)	4,218	4,165
ING Groep
7.000%, USISSO05 + 3.594%(B)(I)	2,400	2,469
5.750%, H15T5Y + 4.342%(B)(I)	4,600	4,609
JPMorgan Chase
6.875%, H15T5Y + 2.737%(B)(I)	4,500	4,698
6.500%, H15T5Y + 2.152%(B)(I)	1,500	1,537
6.100%, H15T5Y + 2.080%(B)(I)	500	504
KeyCorp
5.000%, TSFR3M + 3.868%(B)(I)	1,700	1,692
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(B)(I)	4,800	5,111
M&T Bank
3.500%, H15T5Y + 2.679%(B)(I)	2,000	1,984
MetLife
5.850%, H15T5Y + 1.817%, 03/15/2056 (B)	500	494
NatWest Group PLC
8.125%, H15T5Y + 3.752%(B)(I)	2,000	2,188
Nomura Holdings
7.000%, H15T5Y + 3.084%(B)(I)	1,200	1,237

SEI Tax Exempt Trust	67

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Trust
4.600%, TSFR3M + 3.464%(B)(I)	$500	$498
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(B)(I)	2,100	2,144
6.000%, H15T5Y + 3.000%(B)(I)	3,400	3,402
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (B)	1,000	1,030
Royal Bank of Canada
7.500%, H15T5Y + 2.887%, 05/02/2084 (B)	500	519
6.750%, H15T5Y + 2.815%, 08/24/2085 (B)	900	922
6.500%, H15T5Y + 2.462%, 11/24/2085 (B)	4,600	4,516
6.350%, H15T5Y + 2.257%, 11/24/2084 (B)	500	483
Societe Generale
10.000%, H15T5Y + 5.448%(B)(I)	200	219
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(B)(I)	4,000	4,070
State Street
6.700%, H15T5Y + 2.628%(B)(I)	1,200	1,237
6.450%, H15T5Y + 2.135%(B)(I)	2,400	2,476
Toll Road Investors Partnership II
0.000%, 02/15/2043 (A)(C)	8,300	3,015
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	4,000	4,152
Truist Financial
6.250%, H15T5Y + 2.129%(B)(I)	1,100	1,099
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(I)	2,000	2,164
9.250%, H15T5Y + 4.758%(A)(B)(I)	1,000	1,154
4.375%, H15T5Y + 3.313%(A)(B)(I)	6,000	5,480
US Bancorp
3.700%, H15T5Y + 2.541%(B)(I)	6,200	6,127
Voya Financial
7.758%, H15T5Y + 3.358%(B)(I)	1,700	1,761
Wells Fargo
6.125%, H15T5Y + 2.340%(B)(I)	3,000	3,024
		164,189
Govenment — 0.2%
Farm Credit Bank of Texas
7.000%, H15T5Y + 3.010%(B)(I)	1,750	1,802

Government — 0.1%
CoBank ACB
6.750%, H15T5Y + 2.620%(B)(I)	300	302
6.250%, TSFR3M + 4.660%(B)(I)	500	499
		801

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.3%
Dominion Energy
4.350%, H15T5Y + 3.195%(B)(I)	$1,100	$1,098
Electricite de France
9.125%, H15T5Y + 5.411%(B)(I)	1,000	1,158
		2,256

Total Corporate Obligations
(Cost $168,365) ($ Thousands)		169,048

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bills
3.659%, 09/08/2026 (J)	$2,400	2,376
3.630%, 06/25/2026 (J)	600	599
U.S. Treasury Notes
4.625%, 04/30/2031	$7,000	7,146
4.250%, 02/28/2031	5,500	5,526
4.125%, 03/31/2031	1,000	999
3.500%, 02/28/2031	11,200	10,898
3.375%, 02/29/2028	14,000	13,856

Total U.S. Treasury Obligations
(Cost $41,648) ($ Thousands)		41,400

	Shares
PREFERRED STOCK — 3.4%
Communication Services — 0.3%
AT&T
4.750%	121,800	2,248

Financials — 2.9%
Allstate
4.750%	21,234	398
Arch Capital Group
5.450%	12,797	254
Axis Capital Holdings
5.500%	22,048	431
Bank of America
4.574%, TSFR3M + 0.912%(B)	16,853	328
Bank of Hawaii
4.375%	14,023	222
Capital One Financial
5.000%	70,400	1,286
Citizens Financial Group
6.500%, H15T5Y + 2.629%(B)	57,665	1,461
Equitable Holdings
5.250%	24,094	469
4.300%	57,619	944

68	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Continued)

		Market Value
Description	Shares	($ Thousands)
PREFERRED STOCK (continued)
Fifth Third Bancorp
7.671%, TSFR3M + 3.972%(B)	49,904	$1,276
6.875%, H15T5Y + 3.125%(B)	24,700	644
First Horizon
6.750%	45,658	1,139
Goldman Sachs Group
4.579%, TSFR3M + 0.932%(B)	4,166	81
KeyCorp
6.200%, H15T5Y + 3.132%(B)	15,000	379
6.125%, TSFR3M + 4.154%(B)	4,283	108
MetLife
5.625%	9,151	205
4.750%	178,456	3,305
Morgan Stanley
4.635%, TSFR3M + 0.962%(B)	133,149	2,620
Regions Financial
6.950%, H15T5Y + 2.771%(B)	6,289	161
5.700%, TSFR3M + 3.410%(B)	16,465	402
4.450%	48,202	790
RenaissanceRe Holdings
4.200%	61,349	928
Stifel Financial
4.500%	43,946	733
Truist Financial
4.750%	16,038	295
UMB Financial
7.750%, H15T5Y + 3.743%(B)	36,600	986
US Bancorp
5.500%	19,936	437
4.955%, TSFR3M + 1.282%(B)	500	386
Voya Financial
5.350%, H15T5Y + 3.210%(B)	94,170	2,247
Webster Financial
6.500%	33,896	820
5.250%	43,031	893
		24,628
Utilities — 0.2%
Entergy Texas
5.375%	39,700	967
NSTAR Electric
4.780%	10,708	837
		1,804

Total Preferred Stock
(Cost $32,268) ($ Thousands)		28,680

Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC
5.210%, 08/01/2040	$3,535	3,784
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.850%, 07/01/2039	$4,096	$3,864
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A
2.990%, 04/25/2043(B)	1,950	1,658
Washington State Housing Finance Commission, Ser 1, Cl A2
3.949%, 08/20/2063(B)	596	561

Total Mortgage-Backed Securities
(Cost $9,340) ($ Thousands)		9,867

	Number of Participation Notes
LOAN PARTICIPATION NOTE — 1.1%
, Expires 10/21/27
Strike Price	11,700,093	9,424

Total Loan Participation Note
(Cost $9,728) ($ Thousands)		9,424

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.490%**†	1,896,756	1,897
Total Cash Equivalent
(Cost $1,897) ($ Thousands)		1,897
Total Investments in Securities — 99.6%
(Cost $887,012) ($ Thousands)		$837,284

†	Investment in Affiliated Security.

Percentages are based on Net Assets of $840,450 ($ Thousands).

**	The rate reported is the 7-day effective yield as of May 31, 2026.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2026, the value of these securities amounted to $166,262 ($ Thousands), representing 19.8% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

(D)	Security is in default on interest payment.

(E)	No interest rate available.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(H)	Securities are held in connection with a letter of credit issued by a major bank.

(I)	Perpetual security with no stated maturity date.

(J)	Interest rate represents the security's effective yield at the time of purchase.

SEI Tax Exempt Trust	69

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2026

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2026 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$566	$51,285	$(49,954)	$—	$—	$1,897	$60	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

70	SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

May 31, 2026 (Unaudited)

Portfolio Abbreviations
ACB— Agricultural Credit Bank
AGC— Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AGUK — Assured Guaranty London PLC
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp
PFC — Public Facility Corporation
PLC — Public Limited Company
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assessment Bond
Ser— Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
TSFR3M – Term Secured Overnight Financing Rate 3 Month
USD – U.S. Dollar

SEI Tax Exempt Trust	71